UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-22001

                                 db-X Exchange-Traded Funds Inc.

(Exact name of registrant as specified in charter)

60 Wall Street

                                                         New York, New York 10005

(Address of principal executive offices) (Zip code)

Alex Depetris

db-X Exchange-Traded Funds Inc.

60 Wall Street

                                                         New York, New York 10005

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 250-4352

Date of fiscal year end: May 31

Date of reporting period: February 28, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2010 Target Date Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 23.3%
Basic Materials - 1.2%
Air Liquide SA (France)	29	$3,993
Air Products & Chemicals, Inc.	103	12,496
Axiall Corp.	100	4,047
BASF SE (Germany)	91	10,478
BHP Billiton Ltd. (Australia)	308	10,548
BHP Billiton PLC (United Kingdom)	204	6,588
Dow Chemical (The) Co.	136	6,625
E.I. du Pont de Nemours & Co.	106	7,062
Freeport-McMoRan Copper & Gold, Inc.	100	3,262
Glencore Xstrata PLC (Switzerland)*	960	5,292
Horsehead Holding Corp.*	200	3,554
Linde AG (Germany)	23	4,767
Materion Corp.	100	2,959
Monsanto Co.	61	6,711
Newmont Mining Corp.	275	6,397
PolyOne Corp.	100	3,750
Rio Tinto PLC (United Kingdom)	147	8,449
Sherwin-Williams (The) Co.	56	11,227
Syngenta AG (Switzerland)	11	4,002
Wausau Paper Corp.	200	2,650

		124,857

Communications - 2.6%
Amazon.com, Inc.*	51	18,467
Anixter International, Inc.	30	3,209
ARRIS Group, Inc.*	100	2,870
AT&T, Inc.	637	20,339
Bankrate, Inc.*	100	2,013
BT Group PLC (United Kingdom)	709	4,865
Cisco Systems, Inc.	600	13,080
Comcast Corp., Class A	297	15,352
Deutsche Telekom AG (Germany)	290	4,922
Dice Holdings, Inc.*	200	1,472
DigitalGlobe, Inc.*	100	3,108
Discovery Communications, Inc., Class A*	117	9,748
Entravision Communications Corp., Class A	300	1,989
Facebook, Inc., Class A*	202	13,829
Finisar Corp.*	100	2,370
Google, Inc., Class A*	38	46,195
Harte-Hanks, Inc.	200	1,598
Leap Wireless International, Inc.*	300	5,256
News Corp., Class A*	600	10,998
Nielsen Holdings NV (Netherlands)	193	9,137
SoftBank Corp. (Japan)	100	7,535
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	268	3,473
Telefonica SA (Spain)	387	5,935
Thomson Reuters Corp. (Canada)	96	3,295
Verizon Communications, Inc.	464	22,077
Vodafone Group PLC (United Kingdom)	2,389	9,961
Walt Disney (The) Co.	205	16,566

		259,659

Consumer, Cyclical - 2.0%
Adidas AG (Germany)	19	2,213
Bayerische Motoren Werke AG (Germany)	35	4,068
Bloomin’ Brands, Inc.*	100	2,514
Bob Evans Farms, Inc.	100	5,174
Brunswick Corp.	100	4,479
Cabela’s, Inc.*	100	6,632
Cie Financiere Richemont SA (Switzerland)	65	6,474
Compass Group PLC (United Kingdom)	241	3,812
CVS Caremark Corp.	138	10,093
Daimler AG (Germany)	84	7,829
Dana Holding Corp.	200	4,336
Ford Motor Co.	430	6,618
Fred’s, Inc., Class A	100	1,993
General Motors Co.*	152	5,502
Hennes & Mauritz AB, Class B (Sweden)	82	3,699
Home Depot (The), Inc.	172	14,109
Honda Motor Co. Ltd. (Japan)	131	4,694
Inditex SA (Spain)	26	3,743
Kate Spade & Co.*	100	3,422
Lions Gate Entertainment Corp. (Canada)	200	6,150
LVMH Moet Hennessy Louis Vuitton SA (France)	25	4,653
M/I Homes, Inc.*	100	2,490
Mitsubishi Corp. (Japan)	100	1,913
NIKE, Inc., Class B	107	8,379
Nissan Motor Co. Ltd. (Japan)	200	1,790
Republic Airways Holdings, Inc.*	200	1,916
Ruby Tuesday, Inc.*	300	1,839
Six Flags Entertainment Corp.	100	4,080
Target Corp.	82	5,128
Toyota Motor Corp. (Japan)	233	13,369
W.W. Grainger, Inc.	35	8,926
Walgreen Co.	103	6,999
Wal-Mart Stores, Inc.	379	28,312

		197,348

Consumer, Non-cyclical - 4.8%
Align Technology, Inc.*	100	5,233
Alkermes PLC (Ireland)*	100	4,867
Amgen, Inc.	86	10,666
AmSurg Corp.*	100	4,386
Anheuser-Busch InBev NV (Belgium)	79	8,282
Array BioPharma, Inc.*	400	1,928
AstraZeneca PLC (United Kingdom)	112	7,659
Avis Budget Group, Inc.*	100	4,699
Bayer AG (Germany)	74	10,510
Becton Dickinson and Co.	110	12,674
Brink’s (The) Co.	100	3,041
British American Tobacco PLC (United Kingdom)	179	9,741
Cardinal Health, Inc.	171	12,232

Coca-Cola (The) Co.	522	19,940
Convergys Corp.	200	4,094
CSL Ltd. (Australia)	61	3,930
Danone (France)	52	3,673
Diageo PLC (United Kingdom)	238	7,487
Gilead Sciences, Inc.*	168	13,908
GlaxoSmithKline PLC (United Kingdom)	453	12,679
Humana, Inc.	81	9,109
Impax Laboratories, Inc.*	100	2,577
Isis Pharmaceuticals, Inc.*	100	5,100
Japan Tobacco, Inc. (Japan)	100	3,176
JM Smucker (The) Co.	55	5,501
Johnson & Johnson	329	30,308
L’Oreal SA (France)	22	3,728
Live Nation Entertainment, Inc.*	183	4,152
Magellan Health Services, Inc.*	7	428
MasterCard, Inc., Class A	140	10,881
Merck & Co., Inc.	348	19,833
Molina Healthcare, Inc.*	67	2,525
Mondelez International, Inc., Class A	203	6,908
Monster Worldwide, Inc.*	400	3,188
Nestle SA (Switzerland)	285	21,582
Novartis AG (Switzerland)	203	16,953
Novo Nordisk A/S, Class B (Denmark)	180	8,580
NuVasive, Inc.*	100	3,675
Orexigen Therapeutics, Inc.*	300	2,082
Performant Financial Corp.*	200	1,582
Pfizer, Inc.	828	26,587
Pilgrim’s Pride Corp.*	200	3,506
Procter & Gamble (The) Co.	313	24,621
Raptor Pharmaceutical Corp.*	200	3,166
Reckitt Benckiser Group PLC (United Kingdom)	66	5,431
Roche Holding AG (Switzerland)	63	19,441
SABMiller PLC (United Kingdom)	87	4,264
Sanofi (France)	109	11,334
Seaboard Corp.*	1	2,535
Seattle Genetics, Inc.*	167	8,783
Select Medical Holdings Corp.	167	1,872
Snyder’s-Lance, Inc.	100	2,709
Takeda Pharmaceutical Co. Ltd. (Japan)	100	4,787
Tesco PLC (United Kingdom)	972	5,358
Teva Pharmaceutical Industries Ltd. (Israel)	93	4,513
Theravance, Inc.*	100	3,700
Unilever NV (Netherlands)	159	6,305
Unilever PLC (United Kingdom)	125	5,109
UnitedHealth Group, Inc.	130	10,045
Whole Foods Market, Inc.	180	9,729
Wright Medical Group, Inc.*	100	3,182

		490,474

Diversified - 0.0%(a)
Hutchison Whampoa Ltd. (Hong Kong)	198	2,669

Energy - 2.2%
Apache Corp.	48	3,806
BG Group PLC (United Kingdom)	336	6,124
BP PLC (United Kingdom)	1,726	14,578
Cameron International Corp.*	124	7,943
Chevron Corp.	222	25,603
Continental Resources, Inc.*	100	11,952
CVR Energy, Inc.	100	3,935
Dril-Quip, Inc.*	29	3,119
Eni S.p.A. (Italy)	231	5,573
Exxon Mobil Corp.	517	49,773
Gulfport Energy Corp.*	100	6,610
Helix Energy Solutions Group, Inc.*	100	2,364
Oasis Petroleum, Inc.*	100	4,357
Pioneer Natural Resources Co.	15	3,018
Royal Dutch Shell PLC, Class A (United Kingdom)	328	11,963
Schlumberger Ltd. (Netherland Antilles)	149	13,858
SolarCity Corp.*	100	8,496
Southwestern Energy Co.*	224	9,260
Statoil ASA (Norway)	154	4,064
Total SA (France)	184	11,944
Valero Energy Corp.	288	13,818
Woodside Petroleum Ltd. (Australia)	111	3,759

		225,917

Financial - 5.0%
AIA Group Ltd. (Hong Kong)	1,032	5,047
Allianz SE (Germany)	40	7,161
American Express Co.	128	11,684
American International Group, Inc.	172	8,560
American Tower Corp. REIT	45	3,666
Australia & New Zealand Banking Group Ltd. (Australia)	249	7,141
AXA SA (France)	152	3,974
Banco Bilbao Vizcaya Argentaria SA (Spain)	514	6,382
Banco Santander SA (Spain)	1,346	12,199
Bancorp (The), Inc.*	100	1,915
Bank of America Corp.	1,231	20,348
Barclays PLC (United Kingdom)	1,249	5,273
Berkshire Hathaway, Inc., Class B*	283	32,765
BNP Paribas SA (France)	88	7,222
Boston Properties, Inc. REIT	90	10,119
Charles Schwab (The) Corp.	152	4,030
Citigroup, Inc.	350	17,021
CNO Financial Group, Inc.	200	3,652
Commonwealth Bank of Australia (Australia)	145	9,660
Community Trust Bancorp, Inc.	100	3,960
Credit Suisse Group AG (Switzerland)*	128	4,031
Deutsche Bank AG (Germany)(b)	93	4,524
DFC Global Corp.*	100	823
Dime Community Bancshares, Inc.	100	1,680
Dynex Capital, Inc. REIT	200	1,710
Equity One, Inc. REIT	173	4,014
First American Financial Corp.	100	2,694
FirstMerit Corp.	100	2,076
General Growth Properties, Inc. REIT	480	10,570
Geo Group (The), Inc. REIT	177	5,705
Glimcher Realty Trust REIT	100	973
Goldman Sachs Group (The), Inc.	53	8,822
Hancock Holding Co.	100	3,446
Hanmi Financial Corp.	100	2,343
Health Care REIT, Inc.	144	8,459
Healthcare Realty Trust, Inc. REIT	100	2,397
Higher One Holdings, Inc.*	200	1,600
Highwoods Properties, Inc. REIT	154	5,807
HSBC Holdings PLC (United Kingdom)	1,605	16,924
ING Groep NV (Netherlands)*	381	5,559
Investors Bancorp, Inc.	186	4,933
JPMorgan Chase & Co.	434	24,660
Kite Realty Group Trust REIT	300	1,854
LaSalle Hotel Properties REIT	50	1,567
Lexington Realty Trust REIT	200	2,282
Lloyds Banking Group PLC (United Kingdom)*	3,935	5,438

MarketAxess Holdings, Inc.	100	5,904
MetLife, Inc.	124	6,283
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,200	6,921
Mizuho Financial Group, Inc. (Japan)	1,913	3,929
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	18	3,942
National Australia Bank Ltd. (Australia)	214	6,634
Nationstar Mortgage Holdings, Inc.*	100	2,883
Ocwen Financial Corp.*	100	3,744
OMEGA Healthcare Investors, Inc. REIT	65	2,077
Piper Jaffray Cos.*	100	4,190
Prospect Capital Corp.	200	2,208
Prudential PLC (United Kingdom)	299	6,784
RLJ Lodging Trust REIT	100	2,599
Ryman Hospitality Properties, Inc. REIT	63	2,658
Sandy Spring Bancorp, Inc.	100	2,373
Simon Property Group, Inc. REIT	49	7,903
Standard Chartered PLC (United Kingdom)	210	4,448
Starwood Property Trust, Inc. REIT	150	3,603
Strategic Hotels & Resorts, Inc. REIT*	200	1,998
Sumitomo Mitsui Financial Group, Inc. (Japan)	81	3,613
Susquehanna Bancshares, Inc.	100	1,094
T. Rowe Price Group, Inc.	129	10,471
Travelers (The) Cos., Inc.	44	3,689
Two Harbors Investment Corp. REIT	300	3,114
U.S. Bancorp	216	8,886
UBS AG (Switzerland)*	337	7,230
United Community Banks, Inc.*	100	1,669
Visa, Inc., Class A	99	22,368
Webster Financial Corp.	100	3,097
Wells Fargo & Co.	626	29,059
Westpac Banking Corp. (Australia)	300	8,960
Zurich Insurance Group AG (Switzerland)*	13	3,984

		504,985

Industrial - 2.2%
A.O. Smith Corp.	100	4,970
ABB Ltd. (Switzerland)*	219	5,600
Airbus Group NV (France)	52	3,832
Boeing (The) Co.	87	11,216
Caterpillar, Inc.	75	7,273
Comfort Systems USA, Inc.	100	1,643
CSX Corp.	117	3,242
Darling International, Inc.*	100	2,018
Deutsche Post AG (Germany)	78	2,930
Eaton Corp. PLC (Ireland)	55	4,109

Emerson Electric Co.	105	6,852
Federal Signal Corp.*	200	2,570
General Dynamics Corp.	40	4,382
General Electric Co.	1,265	32,219
Graphic Packaging Holding Co.*	400	4,096
Hexcel Corp.*	200	9,000
Hitachi Ltd. (Japan)	400	3,156
Ingersoll-Rand PLC (Ireland)	148	9,049
Jacobs Engineering Group, Inc.*	66	4,003
Koninklijke Philips NV (Netherlands)	144	5,041
Louisiana-Pacific Corp.*	100	1,879
Newport Corp.*	100	2,070
NL Industries, Inc.	200	2,246
Norfolk Southern Corp.	37	3,401
Old Dominion Freight Line, Inc.*	100	5,324
PHI, Inc.*	100	4,020
Rolls-Royce Holdings PLC (United Kingdom)*	186	3,112
Schneider Electric SA (France)	58	5,184
Siemens AG (Germany)	77	10,284
Stanley Black & Decker, Inc.	81	6,726
Union Pacific Corp.	54	9,740
United Parcel Service, Inc., Class B	107	10,247
United Technologies Corp.	111	12,988
Vinci SA (France)	61	4,558
Waste Management, Inc.	235	9,752
Woodward, Inc.	100	4,359

		223,091

Technology - 2.9%
3D Systems Corp.*	100	7,596
Activision Blizzard, Inc.	546	10,565
Apple, Inc.	109	57,360
ASML Holding NV (Netherlands)	36	3,133
Aspen Technology, Inc.*	100	4,695
Canon, Inc. (Japan)	200	6,214
Cognizant Technology Solutions Corp., Class A*	140	14,568
EMC Corp.	242	6,382
Fidelity National Information Services, Inc.	145	8,063
First Solar, Inc.*	100	5,707
InnerWorkings, Inc.*	200	1,576
Intel Corp.	603	14,930
International Business Machines Corp.	132	24,443
Mentor Graphics Corp.	200	4,328
Micron Technology, Inc.*	611	14,780
Microsemi Corp.*	167	3,851
Microsoft Corp.	1,120	42,906
Oracle Corp.	544	21,275
PDF Solutions, Inc.*	100	2,039
PTC, Inc.*	173	6,801
Qlik Technologies, Inc.*	67	2,044
QUALCOMM, Inc.	207	15,586
SAP AG (Germany)	86	6,947
SciQuest, Inc.*	100	2,952
SS&C Technologies Holdings, Inc.*	100	3,868

		292,609

Utilities - 0.4%
Centrica PLC (United Kingdom)	680	3,632
Dominion Resources, Inc.	67	4,650
E.ON SE (Germany)	169	3,224
GDF Suez (France)	173	4,439
National Grid PLC (United Kingdom)	327	4,570
NextEra Energy, Inc.	50	4,570
Piedmont Natural Gas Co., Inc.	54	1,826
PPL Corp.	309	9,977

		36,888

TOTAL COMMON STOCKS
(Cost $1,886,693)		2,358,497

PREFERRED STOCKS - 0.0%(a)
Consumer, Cyclical - 0.0%(a)
Volkswagen AG (Germany)
(Cost $2,512)	15	3,913

	Principal Amount	Value
CORPORATE BONDS - 40.3%
Basic Materials - 0.7%
BHP Billiton Finance USA Ltd. (Australia)
1.00%, 2/24/15	$69,000	$69,517

Communications - 1.8%
Orange SA (France)
4.375%, 7/08/14	38,000	38,571
Telefonica Emisiones S.A.U. (Spain)
4.949%, 1/15/15	10,000	10,340
Time Warner Cable, Inc.
7.50%, 4/01/14	51,000	51,264
Verizon Communications, Inc.
1.25%, 11/03/14	38,000	38,201
Viacom, Inc.
1.25%, 2/27/15	40,000	40,241

		178,617

Consumer, Cyclical - 0.5%
Toyota Motor Credit Corp., Series G, MTN
1.25%, 11/17/14	54,000	54,371

Consumer, Non-cyclical - 3.4%
Express Scripts Holding Co.
2.75%, 11/21/14	38,000	38,619
Medtronic, Inc.
3.00%, 3/15/15	42,000	43,198
Novartis Capital Corp. (Switzerland)
2.90%, 4/24/15	74,000	76,206
PepsiCo, Inc.
0.75%, 3/05/15	80,000	80,351
UnitedHealth Group, Inc.
4.875%, 3/15/15	101,000	105,492

		343,866

Energy - 1.8%
Enterprise Products Operating LLC, Series G
5.60%, 10/15/14	138,000	142,262
Shell International Finance BV (Netherlands)
4.00%, 3/21/14	37,000	37,064

		179,326

Financial - 22.3%
Bank of Montreal, MTN (Canada)
1.75%, 4/29/14	31,000	31,075
Bank of New York Mellon (The) Corp., MTN
4.30%, 5/15/14	107,000	107,867
Bank of Nova Scotia (Canada)
3.40%, 1/22/15	44,000	45,203
Barclays Bank PLC (United Kingdom)
5.20%, 7/10/14	71,000	72,191
Citigroup, Inc.
6.375%, 8/12/14	58,000	59,502
4.75%, 5/19/15	95,000	99,550
General Electric Capital Corp.
5.90%, 5/13/14	72,000	72,765
Genworth Holdings, Inc.
5.75%, 6/15/14	52,000	52,727
Goldman Sachs Group (The), Inc.
5.00%, 10/01/14	315,000	323,107
HSBC USA, Inc.
2.375%, 2/13/15	75,000	76,413
John Deere Capital Corp.
0.875%, 4/17/15	38,000	38,239
JPMorgan Chase & Co., MTN
1.875%, 3/20/15	76,000	77,059
Merrill Lynch & Co., Inc., Series C, MTN
5.00%, 1/15/15	280,000	290,472
MetLife, Inc.
5.00%, 6/15/15	144,000	152,280
Morgan Stanley, Series G, MTN
4.10%, 1/26/15	110,000	113,404
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	50,000	50,332
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	22,000	22,567
Royal Bank of Canada, Series G, MTN (Canada)
1.45%, 10/30/14	76,000	76,596
US Bank NA
4.95%, 10/30/14	117,000	120,641
Wachovia Corp.
5.25%, 8/01/14	33,000	33,658
Wells Fargo & Co., MTN
1.25%, 2/13/15	54,000	54,482
Wells Fargo & Co.
5.00%, 11/15/14	278,000	286,540

		2,256,670

Government - 7.5%
African Development Bank (Supranational)
3.00%, 5/27/14	53,000	53,342
Asian Development Bank, Series G, MTN (Supranational)
2.75%, 5/21/14	53,000	53,295
European Investment Bank (Supranational)
4.625%, 5/15/14	521,000	525,559
International Finance Corp. (Supranational)
2.75%, 4/20/15	37,000	38,039
International Finance Corp., Series G, MTN (Supranational)
3.00%, 4/22/14	38,000	38,134
Nordic Investment Bank (Supranational)
2.625%, 10/06/14	52,000	52,755

		761,124

Industrial - 0.3%
United Technologies Corp.
4.875%, 5/01/15	28,000	29,416

Technology - 1.5%
Hewlett-Packard Co.
6.125%, 3/01/14	88,000	88,000
International Business Machines Corp.
0.55%, 2/06/15	70,000	70,257

		158,257

Utilities - 0.5%
Constellation Energy Group, Inc.
4.55%, 6/15/15	51,000	53,359

TOTAL CORPORATE BONDS
(Cost $4,076,390)		4,084,523

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 36.6%
Federal Home Loan Mortgage Corporation - 0.8%
0.625%, 12/29/14	81,000	81,326

Federal National Mortgage Association - 1.6%
2.625%, 11/20/14	79,000	80,433
5.00%, 4/15/15	71,000	74,814

		155,247

United States Treasury Bonds/Notes - 34.2%
0.25%, 3/31/14	252,000	252,035
1.75%, 3/31/14	500,000	500,654
4.75%, 5/15/14	434,800	438,910
0.25%, 5/31/14	330,000	330,161
2.25%, 5/31/14	367,000	368,971
2.375%, 9/30/14	150,000	151,980
0.50%, 10/15/14	178,000	178,441
0.25%, 12/15/14	138,000	138,146
4.00%, 2/15/15	140,000	145,162
2.50%, 3/31/15	241,000	247,096
0.25%, 5/31/15	70,000	70,081
2.125%, 5/31/15	136,000	139,307
1.25%, 9/30/15	370,000	376,020
1.25%, 10/31/15	66,000	67,102
0.25%, 5/15/16	63,000	62,796

		3,466,862

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $3,699,375)		3,703,435

SOVEREIGN BOND - 0.1%
Panama Government International Bond (Panama)
7.25%, 3/15/15
(Cost $8,506)	8,000	8,524

TOTAL INVESTMENTS - 100.3%
(Cost $9,673,476)(c)		$10,158,892
Liabilities in excess of other assets - (0.3%)		(31,178)

NET ASSETS - 100.0%		$10,127,714

MTN - Medium Term Note

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Less than 0.1%.
(b)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Desutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended February 28, 2014.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Dividend Income	Fair Value 2/28/2014
Deutsche Bank AG (Common Stock)	$2,626	$1,708	$—	$190	$—	$—	$4,524

(c)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $9,682,598. The net unrealized appreciation was $476,294 which consisted of aggregate gross unrealized appreciation of $545,171 and aggregate gross unrealized depreciation of $68,877.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2020 Target Date Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 53.1%
Basic Materials - 2.6%
Air Liquide SA (France)	175	$24,097
Air Products & Chemicals, Inc.	657	79,707
Axiall Corp.	400	16,188
BASF SE (Germany)	511	58,839
BHP Billiton Ltd. (Australia)	1,722	58,975
BHP Billiton PLC (United Kingdom)	1,106	35,717
Dow Chemical (The) Co.	849	41,355
E.I. du Pont de Nemours & Co.	639	42,570
Freeport-McMoRan Copper & Gold, Inc.	712	23,225
Glencore Xstrata PLC (Switzerland)*	5,940	32,745
H.B. Fuller Co.	150	7,272
Horsehead Holding Corp.*	1,100	19,547
KapStone Paper and Packaging Corp.*	400	12,716
Linde AG (Germany)	106	21,969
Materion Corp.	500	14,795
Monsanto Co.	389	42,798
Newmont Mining Corp.	1,749	40,682
PolyOne Corp.	500	18,750
Rio Tinto PLC (United Kingdom)	685	39,373
Sensient Technologies Corp.	186	9,752
Sherwin-Williams (The) Co.	330	66,158
Syngenta AG (Switzerland)	51	18,556
Wausau Paper Corp.	1,100	14,575

		740,361

Communications - 5.7%
ADTRAN, Inc.	300	7,860
Amazon.com, Inc.*	310	112,251
Anixter International, Inc.	132	14,117
ARRIS Group, Inc.*	542	15,555
AT&T, Inc.	4,023	128,454
Bankrate, Inc.*	414	8,334
BT Group PLC (United Kingdom)	4,212	28,904
Cisco Systems, Inc.	3,832	83,538
Comcast Corp., Class A	1,904	98,418
Consolidated Communications Holdings, Inc.	114	2,173
Deutsche Telekom AG (Germany)	1,631	27,679
Dice Holdings, Inc.*	1,300	9,568
DigitalGlobe, Inc.*	400	12,432
Discovery Communications, Inc., Class A*	741	61,740
Entravision Communications Corp., Class A	1,900	12,597
Facebook, Inc., Class A*	1,237	84,685
Finisar Corp.*	383	9,077
Google, Inc., Class A*	251	305,128
Harte-Hanks, Inc.	1,300	10,387
Leap Wireless International, Inc.*	628	11,003
News Corp., Class A*	3,600	65,988
Nielsen Holdings NV (Netherlands)	1,271	60,169
SoftBank Corp. (Japan)	537	40,461
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	1,678	21,748
Telefonica SA (Spain)	2,411	36,973
Thomson Reuters Corp. (Canada)	599	20,556
Verizon Communications, Inc.	2,877	136,889
ViaSat, Inc.*	150	10,007
Vodafone Group PLC (United Kingdom)	14,976	62,443
Walt Disney (The) Co.	1,322	106,831

		1,605,965

Consumer, Cyclical - 4.7%
Adidas AG (Germany)	119	13,863
Alaska Air Group, Inc.	300	25,992
Bayerische Motoren Werke AG (Germany)	183	21,269
Bloomin’ Brands, Inc.*	700	17,598

Bob Evans Farms, Inc.	200	10,348
Brunswick Corp.	500	22,395
Cabela’s, Inc.*	400	26,528
Cie Financiere Richemont SA (Switzerland)	285	28,387
Columbia Sportswear Co.	103	8,558
Compass Group PLC (United Kingdom)	1,041	16,464
Cooper Tire & Rubber Co.	400	9,972
CVS Caremark Corp.	873	63,851
Daimler AG (Germany)	487	45,387
Dana Holding Corp.	596	12,921
Domino’s Pizza, Inc.	300	23,718
Ford Motor Co.	2,748	42,292
Fred’s, Inc., Class A	800	15,944
General Motors Co.*	957	34,643
Genesco, Inc.*	100	7,425
Group 1 Automotive, Inc.	100	6,676
Hennes & Mauritz AB, Class B (Sweden)	506	22,823
Home Depot (The), Inc.	1,085	89,003
Honda Motor Co. Ltd. (Japan)	796	28,525
HSN, Inc.	300	17,205
Iconix Brand Group, Inc.*	300	12,072
Inditex SA (Spain)	123	17,708
Kate Spade & Co.*	600	20,532
Life Time Fitness, Inc.*	114	5,381
Lions Gate Entertainment Corp. (Canada)	486	14,945
LVMH Moet Hennessy Louis Vuitton SA (France)	139	25,873
M/I Homes, Inc.*	600	14,940
Marriott Vacations Worldwide Corp.*	200	10,488
Men’s Wearhouse (The), Inc.	161	8,660
Mitsubishi Corp. (Japan)	631	12,072
Mobile Mini, Inc.*	300	13,503
NIKE, Inc., Class B	682	53,400
Nissan Motor Co. Ltd. (Japan)	1,170	10,473
Owens & Minor, Inc.	300	10,416
Republic Airways Holdings, Inc.*	1,100	10,538
Restoration Hardware Holdings, Inc.*	200	13,544
Ruby Tuesday, Inc.*	1,242	7,613
Six Flags Entertainment Corp.	371	15,137
Target Corp.	460	28,768
Toyota Motor Corp. (Japan)	1,425	81,759
UniFirst Corp.	100	10,969
W.W. Grainger, Inc.	222	56,614
Walgreen Co.	642	43,624
Wal-Mart Stores, Inc.	2,410	180,026
Wolverine World Wide, Inc.	500	13,180

		1,304,022

Consumer, Non-cyclical - 11.3%
ABM Industries, Inc.	300	8,469
Align Technology, Inc.*	328	17,164
Alkermes PLC (Ireland)*	700	34,069
Amgen, Inc.	539	66,847
AmSurg Corp.*	87	3,816
Anheuser-Busch InBev NV (Belgium)	463	48,538
Array BioPharma, Inc.*	2,300	11,086
AstraZeneca PLC (United Kingdom)	692	47,325
Avis Budget Group, Inc.*	500	23,495
Bayer AG (Germany)	464	65,903
Becton Dickinson and Co.	625	72,013
Boston Beer (The) Co., Inc., Class A*	100	23,675
Brink’s (The) Co.	300	9,123
British American Tobacco PLC (United Kingdom)	1,094	59,538
Cardinal Health, Inc.	1,080	77,252
Centene Corp.*	312	19,868
Coca-Cola Bottling Co. Consolidated	200	15,128
Coca-Cola (The) Co.	3,323	126,938
Convergys Corp.	442	9,048
CoStar Group, Inc.*	142	28,548
CSL Ltd. (Australia)	277	17,846
Cubist Pharmaceuticals, Inc.*	300	23,856
Danone (France)	329	23,242

Diageo PLC (United Kingdom)	1,374	43,221
Euronet Worldwide, Inc.*	300	11,478
FTI Consulting, Inc.*	86	2,510
Gilead Sciences, Inc.*	1,027	85,026
GlaxoSmithKline PLC (United Kingdom)	2,731	76,440
Hain Celestial Group (The), Inc.*	114	10,180
Hanger, Inc.*	86	3,049
Humana, Inc.	519	58,367
Impax Laboratories, Inc.*	400	10,308
Isis Pharmaceuticals, Inc.*	500	25,500
Japan Tobacco, Inc. (Japan)	600	19,055
Jazz Pharmaceuticals PLC (Ireland)*	300	45,584
JM Smucker (The) Co.	343	34,303
Johnson & Johnson	2,032	187,187
L’Oreal SA (France)	139	23,551
Live Nation Entertainment, Inc.*	836	18,969
Magellan Health Services, Inc.*	92	5,625
MasterCard, Inc., Class A	890	69,171
Merck & Co., Inc.	2,212	126,062
Molina Healthcare, Inc.*	150	5,652
Mondelez International, Inc., Class A	1,270	43,218
Monster Worldwide, Inc.*	2,300	18,331
Nestle SA (Switzerland)	1,794	135,851
Novartis AG (Switzerland)	1,283	107,148
Novo Nordisk A/S, Class B (Denmark)	1,135	54,100
NuVasive, Inc.*	200	7,350
Orexigen Therapeutics, Inc.*	2,100	14,574
Performant Financial Corp.*	1,300	10,283
Pfizer, Inc.	5,256	168,769
Pharmacyclics, Inc.*	286	39,657
Pilgrim’s Pride Corp.*	1,184	20,756
Procter & Gamble (The) Co.	2,000	157,320
Raptor Pharmaceutical Corp.*	1,200	18,996
Reckitt Benckiser Group PLC (United Kingdom)	380	31,269
Roche Holding AG (Switzerland)	403	124,360
SABMiller PLC (United Kingdom)	552	27,056
Sanofi (France)	692	71,953
Seaboard Corp.*	7	17,745
Seattle Genetics, Inc.*	387	20,352
Select Medical Holdings Corp.	649	7,275
Snyder’s-Lance, Inc.	400	10,836
Sotheby’s	300	14,103
Spectrum Brands Holdings, Inc.	186	14,510
Takeda Pharmaceutical Co. Ltd. (Japan)	485	23,218
Tesco PLC (United Kingdom)	4,315	23,787
Teva Pharmaceutical Industries Ltd. (Israel)	487	23,635
Theravance, Inc.*	500	18,500
TreeHouse Foods, Inc.*	150	10,689
Unilever NV (Netherlands)	907	35,968
Unilever PLC (United Kingdom)	712	29,103
UnitedHealth Group, Inc.	763	58,957
WellCare Health Plans, Inc.*	200	12,364
WEX, Inc.*	200	19,364
Whole Foods Market, Inc.	1,130	61,077
Wright Medical Group, Inc.*	150	4,773

		3,151,272

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	1,264	17,037

Energy - 4.7%
Apache Corp.	304	24,104
BG Group PLC (United Kingdom)	1,882	34,304
BP PLC (United Kingdom)	10,834	91,508
Cameron International Corp.*	793	50,800
Chevron Corp.	1,400	161,461
Continental Resources, Inc.*	572	68,365
CVR Energy, Inc.	328	12,907
Dril-Quip, Inc.*	114	12,262
Eni S.p.A (Italy)	1,409	33,996

Exxon Mobil Corp.	3,162	304,405
Gulfport Energy Corp.*	400	26,440
Helix Energy Solutions Group, Inc.*	371	8,770
Oasis Petroleum, Inc.*	428	18,648
Pioneer Natural Resources Co.	98	19,716
Royal Dutch Shell PLC, Class A (United Kingdom)	2,051	74,803
Schlumberger Ltd. (Netherland Antilles)	830	77,190
SolarCity Corp.*	400	33,984
Southwestern Energy Co.*	1,113	46,011
Statoil ASA (Norway)	605	15,967
Targa Resources Corp.	114	11,031
Total SA (France)	1,165	75,627
Valero Energy Corp.	1,795	86,124
Woodside Petroleum Ltd. (Australia)	358	12,124

		1,300,547

Financial - 11.3%
AIA Group Ltd. (Hong Kong)	6,657	32,554
Allianz SE (Germany)	251	44,935
American Express Co.	813	74,210
American International Group, Inc.	1,069	53,204
American Tower Corp. REIT	296	24,115
AmTrust Financial Services, Inc.	330	12,474
Australia & New Zealand Banking Group Ltd. (Australia)	1,568	44,970
AXA SA (France)	947	24,757
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,533	43,865
Banco Santander SA (Spain)	6,153	55,765
Bancorp (The), Inc.*	800	15,320
Bank of America Corp.	7,348	121,462
Barclays PLC (United Kingdom)	6,450	27,229
Berkshire Hathaway, Inc., Class B*	1,781	206,204
BNP Paribas SA (France)	556	45,632
Boston Properties, Inc. REIT	488	54,866
Charles Schwab (The) Corp.	982	26,033
Citigroup, Inc.	2,137	103,922
CNO Financial Group, Inc.	1,100	20,086
Commonwealth Bank of Australia (Australia)	911	60,693
Community Trust Bancorp, Inc.	400	15,840
Credit Acceptance Corp.*	125	17,268
Credit Suisse Group AG (Switzerland)*	796	25,070
Deutsche Bank AG (Germany)(a)	580	28,212
DFC Global Corp.*	900	7,407
Dime Community Bancshares, Inc.	800	13,440
Dynex Capital, Inc. REIT	1,300	11,115
EastGroup Properties, Inc. REIT	200	12,408
EPR Properties REIT	300	15,978
Equity One, Inc. REIT	517	11,994
Financial Engines, Inc.	200	11,302
First American Financial Corp.	600	16,164
First Financial Bankshares, Inc.	200	12,096
FirstMerit Corp.	800	16,608
General Growth Properties, Inc. REIT	3,002	66,104
Geo Group (The), Inc. REIT	331	10,668
Glimcher Realty Trust REIT	700	6,811
Goldman Sachs Group (The), Inc.	326	54,263
Hancock Holding Co.	328	11,303
Hanmi Financial Corp.	800	18,744
Health Care REIT, Inc.	922	54,158
Healthcare Realty Trust, Inc. REIT	500	11,985
Higher One Holdings, Inc.*	1,200	9,600
Highwoods Properties, Inc. REIT	301	11,351
HSBC Holdings PLC (United Kingdom)	9,976	105,193
ING Groep NV (Netherlands)*	2,133	31,120
Investors Bancorp, Inc.	1,205	31,957
JPMorgan Chase & Co.	2,741	155,744
Kite Realty Group Trust REIT	2,100	12,978
LaSalle Hotel Properties REIT	400	12,536
Lexington Realty Trust REIT	1,000	11,410
Lloyds Banking Group PLC (United Kingdom)*	23,572	32,576
MarketAxess Holdings, Inc.	200	11,808
MetLife, Inc.	794	40,232

Mitsubishi Estate Co. Ltd. (Japan)	1,000	23,612
Mitsubishi UFJ Financial Group, Inc. (Japan)	6,453	37,220
Mizuho Financial Group, Inc. (Japan)	11,650	23,925
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	101	22,117
National Australia Bank Ltd. (Australia)	1,342	41,602
National Health Investors, Inc. REIT	200	12,340
Nationstar Mortgage Holdings, Inc.*	400	11,532
Ocwen Financial Corp.*	514	19,244
OMEGA Healthcare Investors, Inc. REIT	510	16,300
Piper Jaffray Cos.*	400	16,760
Portfolio Recovery Associates, Inc.*	300	16,269
Prospect Capital Corp.	1,200	13,248
Prosperity Bancshares, Inc.	300	18,993
Prudential PLC (United Kingdom)	1,424	32,311
PS Business Parks, Inc. REIT	42	3,529
RLJ Lodging Trust REIT	600	15,594
Ryman Hospitality Properties, Inc. REIT	182	7,679
Sandy Spring Bancorp, Inc.	600	14,238
Simon Property Group, Inc. REIT	228	36,774
Sovran Self Storage, Inc. REIT	67	4,957
Standard Chartered PLC (United Kingdom)	1,336	28,300
Starwood Property Trust, Inc. REIT	842	20,225
Stifel Financial Corp.*	300	14,427
Strategic Hotels & Resorts, Inc. REIT*	1,100	10,989
Sumitomo Mitsui Financial Group, Inc. (Japan)	605	26,989
Sun Communities, Inc. REIT	200	9,212
Susquehanna Bancshares, Inc.	900	9,846
T. Rowe Price Group, Inc.	805	65,341
Travelers (The) Cos., Inc.	273	22,888
Two Harbors Investment Corp. REIT	1,870	19,411
U.S. Bancorp	1,384	56,938
UBS AG (Switzerland)*	2,002	42,954
United Community Banks, Inc.*	900	15,021
Universal Health Realty Income Trust REIT	300	12,774
Visa, Inc., Class A	579	130,819
Webster Financial Corp.	500	15,485
Wells Fargo & Co.	3,815	177,093
Westpac Banking Corp. (Australia)	1,761	52,596
Zurich Insurance Group AG (Switzerland)*	82	25,127

		3,152,418

Industrial - 5.3%
A.O. Smith Corp.	400	19,880
ABB Ltd. (Switzerland)*	1,209	30,916
Acuity Brands, Inc.	117	16,503
Airbus Group NV (France)	324	23,877
Barnes Group, Inc.	300	11,535
Boeing (The) Co.	563	72,582
Brady Corp., Class A	300	8,025
Bristow Group, Inc.	150	11,640
Caterpillar, Inc.	474	45,964
Chart Industries, Inc.*	114	9,526
Comfort Systems USA, Inc.	800	13,144
CSX Corp.	714	19,785
Darling International, Inc.*	471	9,505
Deutsche Post AG (Germany)	482	18,103
Eagle Materials, Inc.	200	17,680
East Japan Railway Co. (Japan)	114	8,896
Eaton Corp. PLC (Ireland)	354	26,447
EMCOR Group, Inc.	256	11,976
Emerson Electric Co.	519	33,870
EnerSys	205	14,563
FANUC Corp. (Japan)	154	26,716
Federal Signal Corp.*	1,300	16,705
FEI Co.	187	19,196
Generac Holdings, Inc.	300	17,091
General Dynamics Corp.	254	27,823
General Electric Co.	7,335	186,823
Genesee & Wyoming, Inc., Class A*	230	22,752
Graphic Packaging Holding Co.*	1,470	15,053
Hexcel Corp.*	471	21,195

Hitachi Ltd. (Japan)	2,498	19,710
Ingersoll-Rand PLC (Ireland)	937	57,288
Jacobs Engineering Group, Inc.*	414	25,109
Koninklijke Philips NV (Netherlands)	508	17,782
Louisiana-Pacific Corp.*	600	11,274
Middleby (The) Corp.*	72	21,352
Moog, Inc., Class A*	200	12,386
Newport Corp.*	900	18,630
NL Industries, Inc.	1,200	13,476
Norfolk Southern Corp.	228	20,955
Old Dominion Freight Line, Inc.*	400	21,296
PHI, Inc.*	400	16,080
Rolls-Royce Holdings PLC (United Kingdom)*	1,028	17,197
Schneider Electric SA (France)	303	27,080
Siemens AG (Germany)	437	58,365
Stanley Black & Decker, Inc.	514	42,683
Union Pacific Corp.	341	61,510
United Parcel Service, Inc., Class B	714	68,380
United Technologies Corp.	642	75,127
Vinci SA (France)	259	19,351
Waste Management, Inc.	1,492	61,918
Watts Water Technologies, Inc., Class A	200	12,324
Woodward, Inc.	228	9,939

		1,486,983

Technology - 6.6%
3D Systems Corp.*	500	37,980
Activision Blizzard, Inc.	3,468	67,106
Apple, Inc.	656	345,213
ASML Holding NV (Netherlands)	181	15,752
Aspen Technology, Inc.*	400	18,780
athenahealth, Inc.*	114	22,101
CACI International, Inc., Class A*	32	2,523
Canon, Inc. (Japan)	567	17,617
Cognizant Technology Solutions Corp., Class A*	881	91,677
CommVault Systems, Inc.*	186	12,812
Computer Programs & Systems, Inc.	300	20,529
EMC Corp.	1,483	39,107
Fidelity National Information Services, Inc.	930	51,717
First Solar, Inc.*	500	28,535
Guidewire Software, Inc.*	300	16,083
InnerWorkings, Inc.*	1,200	9,456
Intel Corp.	3,784	93,692
International Business Machines Corp.	826	152,949
International Rectifier Corp.*	300	8,085
Mentor Graphics Corp.	477	10,322
Micron Technology, Inc.*	3,607	87,253
Microsemi Corp.*	400	9,224
Microsoft Corp.	6,977	267,288
MKS Instruments, Inc.	186	5,591
Oracle Corp.	3,418	133,677
PDF Solutions, Inc.*	700	14,273
PTC, Inc.*	512	20,127
Qlik Technologies, Inc.*	351	10,706
QUALCOMM, Inc.	1,279	96,296
SAP AG (Germany)	533	43,053
SciQuest, Inc.*	600	17,712
SS&C Technologies Holdings, Inc.*	400	15,472
SYNNEX Corp.*	114	6,781
Syntel, Inc.*	114	10,757

Ultimate Software Group, Inc.*	142	23,572
Veeco Instruments, Inc.*	150	5,933

		1,829,751

Utilities - 0.8%
Centrica PLC (United Kingdom)	2,819	15,058
Cleco Corp.	186	9,194
Dominion Resources, Inc.	420	29,148
E.ON SE (Germany)	1,076	20,526
GDF Suez (France)	742	19,040
National Grid PLC (United Kingdom)	2,070	28,926

NextEra Energy, Inc.	311	28,422
Piedmont Natural Gas Co., Inc.	396	13,393
PPL Corp.	1,917	61,900
South Jersey Industries, Inc.	200	11,436

		237,043

TOTAL COMMON STOCKS
(Cost $11,571,882)		14,825,399

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)
(Cost $16,468)	77	20,088

	Principal Amount	Value
CORPORATE BONDS - 14.1%
Basic Materials - 0.4%
Eastman Chemical Co.
3.00%, 12/15/15	$62,000	$64,313
PPG Industries, Inc.
1.90%, 1/15/16	64,000	65,070

		129,383

Consumer, Non-cyclical - 2.3%
Anheuser-Busch InBev Finance, Inc. (Belgium)
0.80%, 1/15/16	65,000	65,252
Anheuser-Busch InBev Worldwide, Inc.
4.125%, 1/15/15	14,000	14,449
Coca-Cola (The) Co.
1.50%, 11/15/15	141,000	143,615
Dr Pepper Snapple Group, Inc.
2.90%, 1/15/16	63,000	65,510
St Jude Medical, Inc.
2.50%, 1/15/16	64,000	65,969
WellPoint, Inc.
5.25%, 1/15/16	262,000	282,830

		637,625

Energy - 1.5%
Petrobras International Finance Co. (Brazil)
3.875%, 1/27/16	200,000	206,500
Total Capital International SA (France)
0.75%, 1/25/16	65,000	65,354
TransCanada Pipelines Ltd. (Canada)
0.75%, 1/15/16	144,000	144,185

		416,039

Financial - 7.6%
Bank of America Corp., MTN
1.25%, 1/11/16	79,000	79,564
Bank of Nova Scotia (Canada)
3.40%, 1/22/15	25,000	25,684
BB&T Corp.
5.20%, 12/23/15	119,000	128,025
Canadian Imperial Bank of Commerce (Canada)
2.35%, 12/11/15	202,000	208,526
Charles Schwab (The) Corp.
0.85%, 12/04/15	131,000	131,431
Citigroup, Inc.
4.587%, 12/15/15	268,000	285,432
Fifth Third Bancorp
3.625%, 1/25/16	122,000	128,494
General Electric Capital Corp., MTN
1.00%, 1/08/16	288,000	290,422
Morgan Stanley, Series G, MTN
4.10%, 1/26/15	30,000	30,929
ORIX Corp. (Japan)
5.00%, 1/12/16	61,000	65,062
PACCAR Financial Corp., MTN
0.70%, 11/16/15	78,000	78,368
PNC Funding Corp.
5.25%, 11/15/15	357,000	383,048

Ventas Realty LP / Ventas Capital Corp.
3.125%, 11/30/15	62,000	64,556
Westpac Banking Corp. (Australia)
3.00%, 12/09/15	205,000	214,083

		2,113,624

Government - 0.2%
Corp. Andina de Fomento (Supranational)
3.75%, 1/15/16	69,000	72,436

Industrial - 0.1%
United Technologies Corp.
4.875%, 5/01/15	19,000	19,961

Technology - 1.5%
Oracle Corp.
5.25%, 1/15/16	378,000	410,772

Utilities - 0.5%
LG&E and Ku Energy LLC
2.125%, 11/15/15	140,000	142,757

TOTAL CORPORATE BONDS
(Cost $3,923,680)		3,942,597

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 32.4%
Federal National Mortgage Association - 2.4%
5.00%, 4/15/15	622,000	655,409

United States Treasury Bonds/Notes - 30.0%
4.00%, 2/15/15	607,500	629,901
2.375%, 2/28/15	641,800	655,965
0.375%, 3/15/15	297,800	298,510
2.50%, 3/31/15	684,800	702,121
2.125%, 5/31/15	968,800	992,357
1.875%, 6/30/15	1,268,000	1,296,678
4.25%, 8/15/15	1,782,700	1,887,782
1.25%, 9/30/15	1,261,700	1,282,228
2.00%, 1/31/16	611,000	630,786

		8,376,328

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $9,012,421)		9,031,737

TOTAL INVESTMENTS - 99.7%
(Cost $24,524,451)		$27,819,821
Other assets less liabilities - 0.3%		88,595

NET ASSETS - 100.0%		$27,908,416

MTN - Medium Term Note

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Desutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended February 28, 2014.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Dividend Income	Fair Value 2/28/2014
Deutsche Bank AG (Common Stock)	$38,355	$—	$(10,340)	$6,068	$(5,871)	$—	$28,212

(b)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $24,553,266. The net unrealized appreciation was $3,266,555 which consisted of aggregate gross unrealized appreciation of $3,792,718 and aggregate gross unrealized depreciation of $526,163.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2030 Target Date Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 76.5%
Basic Materials - 3.8%
Air Liquide SA (France)	309	$42,549
Air Products & Chemicals, Inc.	1,156	140,246
Axiall Corp.	514	20,802
BASF SE (Germany)	893	102,824
BHP Billiton Ltd. (Australia)	3,044	104,252
BHP Billiton PLC (United Kingdom)	1,950	62,972
Dow Chemical (The) Co.	1,506	73,357
E.I. du Pont de Nemours & Co.	1,146	76,346
Freeport-McMoRan Copper & Gold, Inc.	1,227	40,025
Glencore Xstrata PLC (Switzerland)*	10,462	57,673
H.B. Fuller Co.	339	16,435
Horsehead Holding Corp.*	1,628	28,929
KapStone Paper and Packaging Corp.*	686	21,808
Linde AG (Germany)	182	37,720
Materion Corp.	685	20,269
Monsanto Co.	675	74,263
Newmont Mining Corp.	3,049	70,920
PolyOne Corp.	685	25,687
Rio Tinto PLC (United Kingdom)	1,226	70,469
Sensient Technologies Corp.	339	17,774
Sherwin-Williams (The) Co.	588	117,882
Syngenta AG (Switzerland)	91	33,110
Wausau Paper Corp.	1,628	21,571

		1,277,883

Communications - 8.4%
ADTRAN, Inc.	428	11,214
Amazon.com, Inc.*	559	202,414
Anixter International, Inc.	271	28,983
ARRIS Group, Inc.*	1,108	31,800
AT&T, Inc.	7,145	228,140
Bankrate, Inc.*	763	15,359
BT Group PLC (United Kingdom)	7,414	50,877
Cisco Systems, Inc.	6,821	148,698
Comcast Corp., Class A	3,343	172,800
Consolidated Communications Holdings, Inc.	421	8,024
Deutsche Telekom AG (Germany)	2,809	47,671
Dice Holdings, Inc.*	1,971	14,506
DigitalGlobe, Inc.*	600	18,648
Discovery Communications, Inc., Class A*	1,268	105,650
Entravision Communications Corp., Class A	2,828	18,750
Facebook, Inc., Class A*	2,283	156,294
Finisar Corp.*	679	16,092
Google, Inc., Class A*	429	521,514
Harte-Hanks, Inc.	1,885	15,061
Leap Wireless International, Inc.*	1,435	25,141
News Corp., Class A*	6,341	116,230
Nielsen Holdings NV (Netherlands)	2,250	106,515
SoftBank Corp. (Japan)	868	65,401
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	2,966	38,442
Telefonica SA (Spain)	4,229	64,852
Thomson Reuters Corp. (Canada)	1,063	36,480
Verizon Communications, Inc.	5,011	238,423
ViaSat, Inc.*	371	24,749
Vodafone Group PLC (United Kingdom)	26,150	109,034
Walt Disney (The) Co.	2,303	186,105

		2,823,867

Consumer, Cyclical - 6.7%
Adidas AG (Germany)	176	20,504
Alaska Air Group, Inc.	514	44,533
Bayerische Motoren Werke AG (Germany)	326	37,888
Bloomin’ Brands, Inc.*	943	23,707
Bob Evans Farms, Inc.	257	13,297

Brunswick Corp.	771	34,533
Cabela’s, Inc.*	600	39,792
Cie Financiere Richemont SA (Switzerland)	502	50,000
Columbia Sportswear Co.	254	21,105
Compass Group PLC (United Kingdom)	1,840	29,101
Cooper Tire & Rubber Co.	514	12,814
CVS Caremark Corp.	1,559	114,025
Daimler AG (Germany)	860	80,150
Dana Holding Corp.	1,199	25,994
Domino’s Pizza, Inc.	428	33,838
Ford Motor Co.	4,953	76,227
Fred’s, Inc., Class A	1,200	23,916
General Motors Co.*	1,689	61,142
Genesco, Inc.*	171	12,697
Group 1 Automotive, Inc.	171	11,416
Hennes & Mauritz AB, Class B (Sweden)	879	39,648
Home Depot (The), Inc.	1,866	153,068
Honda Motor Co. Ltd. (Japan)	1,562	55,975
HSN, Inc.	428	24,546
Iconix Brand Group, Inc.*	428	17,223
Inditex SA (Spain)	214	30,809
Kate Spade & Co.*	857	29,327
Life Time Fitness, Inc.*	339	16,001
Lions Gate Entertainment Corp. (Canada)	1,019	31,334
LVMH Moet Hennessy Louis Vuitton SA (France)	245	45,603
M/I Homes, Inc.*	857	21,339
Marriott Vacations Worldwide Corp.*	257	13,477
Men’s Wearhouse (The), Inc.	344	18,504
Mitsubishi Corp. (Japan)	1,252	23,952
Mobile Mini, Inc.*	343	15,438
NIKE, Inc., Class B	1,203	94,195
Nissan Motor Co. Ltd. (Japan)	2,208	19,765
Owens & Minor, Inc.	514	17,846
Republic Airways Holdings, Inc.*	1,542	14,772
Restoration Hardware Holdings, Inc.*	343	23,228
Ruby Tuesday, Inc.*	2,295	14,068
Six Flags Entertainment Corp.	764	31,171
Target Corp.	813	50,845
Toyota Motor Corp. (Japan)	2,566	147,223
UniFirst Corp.	171	18,757
W.W. Grainger, Inc.	385	98,183
Walgreen Co.	1,128	76,648
Wal-Mart Stores, Inc.	4,247	317,251
Wolverine World Wide, Inc.	856	22,564

		2,249,439

Consumer, Non-cyclical - 16.1%
ABM Industries, Inc.	428	12,082
Align Technology, Inc.*	594	31,084
Alkermes PLC (Ireland)*	1,143	55,630
Amgen, Inc.	891	110,502
AmSurg Corp.*	254	11,140
Anheuser-Busch InBev NV (Belgium)	799	83,762
Array BioPharma, Inc.*	3,342	16,108
AstraZeneca PLC (United Kingdom)	1,209	82,681
Avis Budget Group, Inc.*	771	36,229
Bayer AG (Germany)	802	113,910
Becton Dickinson and Co.	1,122	129,277
Boston Beer (The) Co., Inc., Class A*	106	25,096
Brink’s (The) Co.	343	10,431
British American Tobacco PLC (United Kingdom)	1,908	103,838
Cardinal Health, Inc.	1,878	134,333
Centene Corp.*	477	30,375
Coca-Cola Bottling Co. Consolidated	343	25,945
Coca-Cola (The) Co.	5,839	223,050
Convergys Corp.	849	17,379
CoStar Group, Inc.*	255	51,265
CSL Ltd. (Australia)	486	31,312
Cubist Pharmaceuticals, Inc.*	514	40,873
Danone (France)	575	40,620
Diageo PLC (United Kingdom)	2,380	74,866
Euronet Worldwide, Inc.*	343	13,123

FTI Consulting, Inc.*	254	7,414
Gilead Sciences, Inc.*	1,694	140,246
GlaxoSmithKline PLC (United Kingdom)	4,806	134,519
Hain Celestial Group (The), Inc.*	340	30,362
Hanger, Inc.*	255	9,040
Humana, Inc.	845	95,029
Impax Laboratories, Inc.*	514	13,246
Isis Pharmaceuticals, Inc.*	771	39,321
Japan Tobacco, Inc. (Japan)	1,114	35,378
Jazz Pharmaceuticals PLC (Ireland)*	514	78,100
JM Smucker (The) Co.	615	61,506
Johnson & Johnson	3,458	318,551
Live Nation Entertainment, Inc.*	1,505	34,149
L’Oreal SA (France)	228	38,631
Magellan Health Services, Inc.*	192	11,739
MasterCard, Inc., Class A	1,560	121,243
Merck & Co., Inc.	3,797	216,391
Molina Healthcare, Inc.*	339	12,774
Mondelez International, Inc., Class A	2,108	71,735
Monster Worldwide, Inc.*	3,513	27,999
Nestle SA (Switzerland)	3,147	238,306
Novartis AG (Switzerland)	2,242	187,237
Novo Nordisk A/S, Class B (Denmark)	1,980	94,376
NuVasive, Inc.*	343	12,605
Orexigen Therapeutics, Inc.*	3,085	21,410
Performant Financial Corp.*	1,799	14,230
Pfizer, Inc.	8,957	287,609
Pharmacyclics, Inc.*	425	58,931
Pilgrim’s Pride Corp.*	2,288	40,109
Procter & Gamble (The) Co.	3,404	267,759
Raptor Pharmaceutical Corp.*	1,714	27,133
Reckitt Benckiser Group PLC (United Kingdom)	661	54,392
Roche Holding AG (Switzerland)	701	216,318
SABMiller PLC (United Kingdom)	954	46,759
Sanofi (France)	1,234	128,309
Seaboard Corp.*	14	35,490
Seattle Genetics, Inc.*	786	41,336
Select Medical Holdings Corp.	1,189	13,329
Snyder’s-Lance, Inc.	514	13,924
Sotheby’s	514	24,163
Spectrum Brands Holdings, Inc.	425	33,154
Takeda Pharmaceutical Co. Ltd. (Japan)	717	34,325
Tesco PLC (United Kingdom)	7,548	41,609
Teva Pharmaceutical Industries Ltd. (Israel)	853	41,397
Theravance, Inc.*	771	28,527
TreeHouse Foods, Inc.*	310	22,091
Unilever NV (Netherlands)	1,587	62,934
Unilever PLC (United Kingdom)	1,251	51,135
UnitedHealth Group, Inc.	1,258	97,206
WellCare Health Plans, Inc.*	343	21,204
WEX, Inc.*	343	33,209
Whole Foods Market, Inc.	2,029	109,667
Wright Medical Group, Inc.*	339	10,787

		5,413,254

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,206	29,733

Energy - 6.8%
Apache Corp.	537	42,579
BG Group PLC (United Kingdom)	3,299	60,132
BP PLC (United Kingdom)	18,715	158,074
Cameron International Corp.*	1,404	89,940
Chevron Corp.	2,369	273,217
Continental Resources, Inc.*	1,010	120,715
CVR Energy, Inc.	853	33,566
Dril-Quip, Inc.*	318	34,204
Eni S.p.A (Italy)	2,454	59,209
Exxon Mobil Corp.	5,593	538,438
Gulfport Energy Corp.*	600	39,660
Helix Energy Solutions Group, Inc.*	765	18,085

Oasis Petroleum, Inc.*	679	29,584
Pioneer Natural Resources Co.	146	29,372
Royal Dutch Shell PLC, Class A (United Kingdom)	3,576	130,422
Schlumberger Ltd. (Netherland Antilles)	1,561	145,173
SolarCity Corp.*	600	50,976
Southwestern Energy Co.*	1,946	80,448
Statoil ASA (Norway)	1,061	28,001
Targa Resources Corp.	340	32,898
Total SA (France)	2,048	132,947
Valero Energy Corp.	3,087	148,114
Woodside Petroleum Ltd. (Australia)	627	21,233

		2,296,987

Financial - 16.0%
AIA Group Ltd. (Hong Kong)	11,277	55,146
Allianz SE (Germany)	435	77,876
American Express Co.	1,439	131,352
American International Group, Inc.	1,942	96,653
American Tower Corp. REIT	517	42,120
AmTrust Financial Services, Inc.	566	21,395
Australia & New Zealand Banking Group Ltd. (Australia)	2,705	77,580
AXA SA (France)	1,680	43,920
Banco Bilbao Vizcaya Argentaria SA (Spain)	5,790	71,888
Banco Santander SA (Spain)	10,542	95,543
Bancorp (The), Inc.*	1,200	22,980
Bank of America Corp.	12,519	206,939
Barclays PLC (United Kingdom)	13,689	57,788
Berkshire Hathaway, Inc., Class B*	3,033	351,161
BNP Paribas SA (France)	976	80,103
Boston Properties, Inc. REIT	865	97,252
Charles Schwab (The) Corp.	1,733	45,942
Citigroup, Inc.	3,595	174,825
CNO Financial Group, Inc.	1,542	28,157
Commonwealth Bank of Australia (Australia)	1,565	104,264
Community Trust Bancorp, Inc.	514	20,354
Credit Acceptance Corp.*	182	25,142
Credit Suisse Group AG (Switzerland)*	1,358	42,770
Deutsche Bank AG (Germany)(a)	1,024	49,809
DFC Global Corp.*	1,285	10,576
Dime Community Bancshares, Inc.	1,114	18,715
Dynex Capital, Inc. REIT	1,885	16,117
EastGroup Properties, Inc. REIT	257	15,944
EPR Properties REIT	343	18,268
Equity One, Inc. REIT	927	21,506
Financial Engines, Inc.	343	19,383
First American Financial Corp.	771	20,771
First Financial Bankshares, Inc.	257	15,543
FirstMerit Corp.	1,200	24,912
General Growth Properties, Inc. REIT	5,357	117,961
Geo Group (The), Inc. REIT	601	19,370
Glimcher Realty Trust REIT	1,028	10,002
Goldman Sachs Group (The), Inc.	578	96,208
Hancock Holding Co.	595	20,504
Hanmi Financial Corp.	1,114	26,101
Health Care REIT, Inc.	1,620	95,159
Healthcare Realty Trust, Inc. REIT	685	16,419
Higher One Holdings, Inc.*	1,714	13,712
Highwoods Properties, Inc. REIT	639	24,097
HSBC Holdings PLC (United Kingdom)	17,066	179,954
ING Groep NV (Netherlands)*	3,726	54,362
Investors Bancorp, Inc.	1,746	46,304
JPMorgan Chase & Co.	4,645	263,929
Kite Realty Group Trust REIT	3,170	19,591
LaSalle Hotel Properties REIT	815	25,542
Lexington Realty Trust REIT	1,457	16,624
Lloyds Banking Group PLC (United Kingdom)*	41,749	57,697
MarketAxess Holdings, Inc.	288	17,004
MetLife, Inc.	1,451	73,522
Mitsubishi Estate Co. Ltd. (Japan)	1,114	26,304
Mitsubishi UFJ Financial Group, Inc. (Japan)	11,459	66,095
Mizuho Financial Group, Inc. (Japan)	20,678	42,465
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	176	38,541

National Australia Bank Ltd. (Australia)	2,317	71,827
National Health Investors, Inc. REIT	257	15,857
Nationstar Mortgage Holdings, Inc.*	600	17,298
Ocwen Financial Corp.*	1,020	38,189
OMEGA Healthcare Investors, Inc. REIT	913	29,180
Piper Jaffray Cos.*	600	25,140
Portfolio Recovery Associates, Inc.*	514	27,874
Prospect Capital Corp.	1,799	19,861
Prosperity Bancshares, Inc.	428	27,097
Prudential PLC (United Kingdom)	2,462	55,863
PS Business Parks, Inc. REIT	170	14,283
RLJ Lodging Trust REIT	857	22,273
Ryman Hospitality Properties, Inc. REIT	395	16,665
Sandy Spring Bancorp, Inc.	771	18,296
Simon Property Group, Inc. REIT	395	63,710
Sovran Self Storage, Inc. REIT	255	18,867
Standard Chartered PLC (United Kingdom)	2,336	49,483
Starwood Property Trust, Inc. REIT	1,365	32,787
Stifel Financial Corp.*	514	24,718
Strategic Hotels & Resorts, Inc. REIT*	1,542	15,405
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,224	54,603
Sun Communities, Inc. REIT	257	11,837
Susquehanna Bancshares, Inc.	1,371	14,999
T. Rowe Price Group, Inc.	1,437	116,641
Travelers (The) Cos., Inc.	492	41,249
Two Harbors Investment Corp. REIT	2,985	30,984
U.S. Bancorp	2,420	99,559
UBS AG (Switzerland)*	3,576	76,724
United Community Banks, Inc.*	1,371	22,882
Universal Health Realty Income Trust REIT	428	18,224
Visa, Inc., Class A	1,017	229,781
Webster Financial Corp.	685	21,214
Wells Fargo & Co.	6,600	306,372
Westpac Banking Corp. (Australia)	3,022	90,258
Zurich Insurance Group AG (Switzerland)*	143	43,819

		5,353,980

Industrial - 7.8%
A.O. Smith Corp.	657	32,653
ABB Ltd. (Switzerland)*	2,110	53,956
Acuity Brands, Inc.	293	41,328
Airbus Group NV (France)	568	41,858
Barnes Group, Inc.	428	16,457
Boeing (The) Co.	981	126,471
Brady Corp., Class A	428	11,449
Bristow Group, Inc.	254	19,710
Caterpillar, Inc.	841	81,552
Chart Industries, Inc.*	255	21,308
Comfort Systems USA, Inc.	1,200	19,716
CSX Corp.	1,331	36,882
Darling International, Inc.*	851	17,173
Deutsche Post AG (Germany)	719	27,004
Eagle Materials, Inc.	428	37,835
East Japan Railway Co. (Japan)	254	19,822
Eaton Corp. PLC (Ireland)	585	43,705
EMCOR Group, Inc.	510	23,858
Emerson Electric Co.	923	60,235
EnerSys	445	31,613
FANUC Corp. (Japan)	208	36,084
Federal Signal Corp.*	1,885	24,222
FEI Co.	340	34,901
Generac Holdings, Inc.	600	34,182
General Dynamics Corp.	452	49,512
General Electric Co.	12,930	329,327
Genesee & Wyoming, Inc., Class A*	457	45,206
Graphic Packaging Holding Co.*	2,719	27,843
Hexcel Corp.*	765	34,425
Hitachi Ltd. (Japan)	4,701	37,092
Ingersoll-Rand PLC (Ireland)	1,508	92,199
Jacobs Engineering Group, Inc.*	792	48,035
Koninklijke Philips NV (Netherlands)	893	31,259
Louisiana-Pacific Corp.*	943	17,719

Middleby (The) Corp.*	145	43,001
Moog, Inc., Class A*	343	21,242
Newport Corp.*	1,285	26,600
NL Industries, Inc.	1,799	20,203
Norfolk Southern Corp.	439	40,348
Old Dominion Freight Line, Inc.*	685	36,469
PHI, Inc.*	514	20,663
Rolls-Royce Holdings PLC (United Kingdom)*	1,820	30,446
Schneider Electric SA (France)	529	47,279
Siemens AG (Germany)	772	103,107
Stanley Black & Decker, Inc.	925	76,812
Union Pacific Corp.	606	109,310
United Parcel Service, Inc., Class B	1,246	119,329
United Technologies Corp.	1,138	133,169
Vinci SA (France)	443	33,099
Waste Management, Inc.	2,668	110,722
Watts Water Technologies, Inc., Class A	257	15,836
Woodward, Inc.	510	22,231

		2,616,457

Technology - 9.6%
3D Systems Corp.*	757	57,502
Activision Blizzard, Inc.	6,178	119,544
Apple, Inc.	1,154	607,281
ASML Holding NV (Netherlands)	314	27,327
Aspen Technology, Inc.*	679	31,879
athenahealth, Inc.*	254	49,243
CACI International, Inc., Class A*	191	15,057
Canon, Inc. (Japan)	1,050	32,624
Cognizant Technology Solutions Corp., Class A*	1,478	153,801
CommVault Systems, Inc.*	339	23,350
Computer Programs & Systems, Inc.	343	23,471
EMC Corp.	2,600	68,562
Fidelity National Information Services, Inc.	1,661	92,368
First Solar, Inc.*	785	44,800
Guidewire Software, Inc.*	428	22,945
InnerWorkings, Inc.*	1,714	13,506
Intel Corp.	7,032	174,112
International Business Machines Corp.	1,475	273,126
International Rectifier Corp.*	428	11,535
Mentor Graphics Corp.	935	20,233
Micron Technology, Inc.*	6,346	153,510
Microsemi Corp.*	659	15,197
Microsoft Corp.	12,116	464,164
MKS Instruments, Inc.	425	12,775
Oracle Corp.	6,138	240,057
PDF Solutions, Inc.*	943	19,228
PTC, Inc.*	895	35,182
Qlik Technologies, Inc.*	667	20,344
QUALCOMM, Inc.	2,243	168,875
SAP AG (Germany)	925	74,717
SciQuest, Inc.*	771	22,760
SS&C Technologies Holdings, Inc.*	600	23,208
SYNNEX Corp.*	254	15,108
Syntel, Inc.*	340	32,082
Ultimate Software Group, Inc.*	213	35,358
Veeco Instruments, Inc.*	254	10,046

		3,204,877

Utilities - 1.2%
Centrica PLC (United Kingdom)	4,965	26,522
Cleco Corp.	425	21,008
Dominion Resources, Inc.	730	50,662
E.ON SE (Germany)	1,804	34,412
GDF Suez (France)	1,300	33,358
National Grid PLC (United Kingdom)	3,616	50,530
NextEra Energy, Inc.	550	50,264
Piedmont Natural Gas Co., Inc.	613	20,732
PPL Corp.	3,379	109,108
South Jersey Industries, Inc.	257	14,695

		411,291

TOTAL COMMON STOCKS
(Cost $20,601,411)		25,677,768

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)
(Cost $28,759)	133	34,697

	Principal Amount	Value
CORPORATE BONDS - 21.4%
Basic Materials - 0.7%
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	$83,000	$78,056
Ecolab, Inc.
5.50%, 12/08/41	64,000	72,303
International Paper Co.
6.00%, 11/15/41	30,000	34,919
Rio Tinto Finance USA Ltd. (Australia)
5.20%, 11/02/40	30,000	32,067

		217,345

Communications - 2.3%
AT&T, Inc.
5.35%, 9/01/40	155,000	159,646
5.55%, 8/15/41	198,000	209,216
Cisco Systems, Inc.
5.90%, 2/15/39	134,000	158,318
Corning, Inc.
4.75%, 3/15/42	33,000	33,715
Discovery Communications LLC
4.95%, 5/15/42	67,000	65,880
Verizon Communications, Inc.
6.00%, 4/01/41	52,000	59,148
Viacom, Inc.
4.50%, 2/27/42	71,000	64,281
Walt Disney (The) Co., Series E
4.125%, 12/01/41	33,000	32,112

		782,316

Consumer, Cyclical - 1.1%
Home Depot, Inc.
5.95%, 4/01/41	85,000	104,152
Lowe’s Cos., Inc.
5.125%, 11/15/41	162,000	174,605
McDonald’s Corp., MTN
3.70%, 2/15/42	104,000	94,671

		373,428

Consumer, Non-cyclical - 3.9%
Amgen, Inc.
5.65%, 6/15/42	257,000	288,532
Archer-Daniels-Midland Co.
5.765%, 3/01/41	99,000	117,733
Cigna Corp.
5.375%, 2/15/42	77,000	85,074
Diageo Investment Corp.
4.25%, 5/11/42	72,000	70,244
Express Scripts Holding Co.
6.125%, 11/15/41	60,000	71,362
General Mills, Inc.
5.40%, 6/15/40	30,000	33,777
Gilead Sciences, Inc.
5.65%, 12/01/41	108,000	126,407
Kimberly-Clark Corp.
5.30%, 3/01/41	62,000	70,641
Kraft Foods Group, Inc.
5.00%, 6/04/42	71,000	74,290
Medtronic, Inc.
4.50%, 3/15/42	103,000	103,624
PepsiCo, Inc.
4.00%, 3/05/42	67,000	61,983
Philip Morris International, Inc.
4.50%, 3/20/42	104,000	101,067

UnitedHealth Group, Inc.
4.625%, 11/15/41	49,000	49,632
WellPoint, Inc.
4.625%, 5/15/42	52,000	50,431

		1,304,797

Energy - 2.3%
Baker Hughes, Inc.
5.125%, 9/15/40	68,000	75,201
Devon Energy Corp.
4.75%, 5/15/42	171,000	170,159
Halliburton Co.
4.50%, 11/15/41	33,000	33,094
Phillips 66
5.875%, 5/01/42	51,000	58,706
Plains All American Pipeline LP / PAA Finance Corp.
5.15%, 6/01/42	25,000	26,090
Shell International Finance BV (Netherlands)
6.375%, 12/15/38	180,000	231,636
Statoil ASA (Norway)
5.10%, 8/17/40	55,000	61,060
TransCanada Pipelines Ltd. (Canada)
6.10%, 6/01/40	102,000	122,496

		778,442

Financial - 3.3%
Bank of America Corp., MTN
5.875%, 2/07/42	55,000	64,498
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	55,000	53,425
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN (Netherlands)
5.25%, 5/24/41	99,000	107,603
HSBC Holdings PLC (United Kingdom)
6.10%, 1/14/42	137,000	167,310
JPMorgan Chase & Co.
5.60%, 7/15/41	151,000	171,249
MetLife, Inc.
5.875%, 2/06/41	150,000	173,929
Prudential Financial, Inc., MTN
5.80%, 11/16/41	94,000	108,765
Simon Property Group LP
4.75%, 3/15/42	80,000	82,990
Travelers (The) Cos., Inc.
5.35%, 11/01/40	162,000	184,852

		1,114,621

Government - 0.3%
Inter-American Development Bank, Series E, MTN (Supranational)
3.875%, 10/28/41	116,000	110,931

Industrial - 2.4%
Caterpillar, Inc.
5.20%, 5/27/41	85,000	92,993
Deere & Co.
3.90%, 6/09/42	84,000	78,120
Dover Corp.
5.375%, 3/01/41	30,000	33,665
Illinois Tool Works, Inc.
4.875%, 9/15/41	64,000	67,611
Koninklijke Philips NV (Netherlands)
5.00%, 3/15/42	33,000	34,737
Norfolk Southern Corp.
4.837%, 10/01/41	147,000	150,976
7.90%, 5/15/97	19,000	27,142
Sonoco Products Co.
5.75%, 11/01/40	60,000	66,949

Stanley Black & Decker, Inc.
5.20%, 9/01/40	104,000	111,642
Union Pacific Corp.
4.75%, 9/15/41	50,000	51,692
United Technologies Corp.
4.50%, 6/01/42	82,000	83,964

		799,491

Technology - 0.9%
Applied Materials, Inc.
5.85%, 6/15/41	30,000	33,380
Intel Corp.
4.80%, 10/01/41	68,000	69,987
Microsoft Corp.
4.50%, 10/01/40	35,000	35,591
Oracle Corp.
5.375%, 7/15/40	150,000	169,844

		308,802

Utilities - 4.2%
AGL Capital Corp.
5.875%, 3/15/41	55,000	65,770
Alabama Power Co., Series 11-C
5.20%, 6/01/41	40,000	44,969
Arizona Public Service Co.
5.05%, 9/01/41	52,000	56,732
Atmos Energy Corp.
5.50%, 6/15/41	68,000	78,954
Florida Power & Light Co.
4.125%, 2/01/42	141,000	138,777
Georgia Power Co.
4.30%, 3/15/42	167,000	161,411
Kansas City Power & Light Co.
5.30%, 10/01/41	116,000	125,156
Nevada Power Co.
5.45%, 5/15/41	49,000	57,097
Oklahoma Gas & Electric Co.
5.25%, 5/15/41	62,000	70,183
Puget Sound Energy, Inc.
4.434%, 11/15/41	82,000	82,946
San Diego Gas & Electric Co.
3.95%, 11/15/41	64,000	61,478
Southern California Edison Co.
6.05%, 3/15/39	217,000	272,472
Southern California Gas Co.
5.125%, 11/15/40	67,000	75,935
Southern Power Co.
5.15%, 9/15/41	90,000	94,903

		1,386,783

TOTAL CORPORATE BONDS
(Cost $7,651,735)		7,176,956

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 1.5%
United States Treasury Bonds/Notes - 1.5%
4.50%, 2/15/36	156,000	182,813
4.50%, 8/15/39	62,800	73,658
4.375%, 11/15/39	19,700	22,673
4.625%, 2/15/40	93,400	111,671
4.375%, 5/15/41	108,300	124,647

		515,462

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $528,470)		515,462

TOTAL INVESTMENTS - 99.5%
(Cost $28,810,375)(b)		$33,404,883
Other assets less liabilities - 0.5%		159,901

NET ASSETS - 100.0%		$33,564,784

MTN - Medium Term Note

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Desutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended February 28, 2014.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Dividend Income	Fair Value 2/28/2014
Deutsche Bank AG (Common Stock)	$53,312	$8,475	$(14,034)	$7,041	$(4,985)	$—	$49,809

(b)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $28,841,817. The net unrealized appreciation was $4,563,066 which consisted of aggregate gross unrealized appreciation of $5,907,602 and aggregate gross unrealized depreciation of $1,344,536.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers 2040 Target Date Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 92.7%
Basic Materials - 4.7%
Air Liquide SA (France)	376	$51,775
Air Products & Chemicals, Inc.	1,414	171,545
Axiall Corp.	700	28,329
BASF SE (Germany)	1,095	126,083
BHP Billiton Ltd. (Australia)	3,694	126,513
BHP Billiton PLC (United Kingdom)	2,375	76,697
Dow Chemical (The) Co.	1,822	88,750
E.I. du Pont de Nemours & Co.	1,375	91,603
Freeport-McMoRan Copper & Gold, Inc.	1,516	49,452
Glencore Xstrata PLC (Switzerland)*	12,724	70,142
H.B. Fuller Co.	414	20,071
Horsehead Holding Corp.*	2,300	40,871
KapStone Paper and Packaging Corp.*	1,000	31,790
Linde AG (Germany)	227	47,046
Materion Corp.	900	26,631
Monsanto Co.	834	91,757
Newmont Mining Corp.	3,758	87,411
PolyOne Corp.	1,000	37,500
Rio Tinto PLC (United Kingdom)	1,473	84,666
Sensient Technologies Corp.	414	21,706
Sherwin-Williams (The) Co.	759	152,164
Syngenta AG (Switzerland)	111	40,387
Wausau Paper Corp.	2,300	30,475

		1,593,364

Communications - 10.1%
ADTRAN, Inc.	600	15,720
Amazon.com, Inc.*	667	241,521
Anixter International, Inc.	308	32,941
ARRIS Group, Inc.*	1,314	37,712
AT&T, Inc.	8,731	278,781
Bankrate, Inc.*	900	18,117
BT Group PLC (United Kingdom)	9,079	62,302
Cisco Systems, Inc.	8,225	179,305
Comcast Corp., Class A	4,082	210,999
Consolidated Communications Holdings, Inc.	357	6,804
Deutsche Telekom AG (Germany)	3,506	59,500
Dice Holdings, Inc.*	2,800	20,608
DigitalGlobe, Inc.*	800	24,864
Discovery Communications, Inc., Class A*	1,594	132,812
Entravision Communications Corp., Class A	4,000	26,520
Facebook, Inc., Class A*	2,766	189,360
Finisar Corp.*	814	19,292
Google, Inc., Class A*	531	645,511
Harte-Hanks, Inc.	2,700	21,573
Leap Wireless International, Inc.*	1,470	25,754
News Corp., Class A*	7,800	142,974
Nielsen Holdings NV (Netherlands)	2,736	129,522
SoftBank Corp. (Japan)	1,014	76,401
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	3,576	46,348
Telefonica SA (Spain)	5,168	79,252
Thomson Reuters Corp. (Canada)	1,285	44,098
Verizon Communications, Inc.	6,275	298,565
ViaSat, Inc.*	528	35,223
Vodafone Group PLC (United Kingdom)	32,157	134,083
Walt Disney (The) Co.	2,835	229,096

		3,465,558

Consumer, Cyclical - 8.2%
Adidas AG (Germany)	253	29,474
Alaska Air Group, Inc.	600	51,984
Bayerische Motoren Werke AG (Germany)	393	45,675
Bloomin’ Brands, Inc.*	1,400	35,196
Bob Evans Farms, Inc.	300	15,522
Brunswick Corp.	900	40,311

Cabela’s, Inc.*	700	46,424
Cie Financiere Richemont SA (Switzerland)	610	60,757
Columbia Sportswear Co.	334	27,752
Compass Group PLC (United Kingdom)	2,256	35,681
Cooper Tire & Rubber Co.	700	17,451
CVS Caremark Corp.	1,874	137,064
Daimler AG (Germany)	1,047	97,578
Dana Holding Corp.	1,399	30,330
Domino’s Pizza, Inc.	600	47,437
Ford Motor Co.	5,907	90,909
Fred’s, Inc., Class A	1,700	33,881
General Motors Co.*	2,056	74,427
Genesco, Inc.*	300	22,275
Group 1 Automotive, Inc.	300	20,028
Hennes & Mauritz AB, Class B (Sweden)	1,092	49,255
Home Depot (The), Inc.	2,327	190,883
Honda Motor Co. Ltd. (Japan)	1,898	68,016
HSN, Inc.	500	28,675
Iconix Brand Group, Inc.*	600	24,144
Inditex SA (Spain)	264	38,007
Kate Spade & Co.*	1,200	41,064
Life Time Fitness, Inc.*	328	15,482
Lions Gate Entertainment Corp. (Canada)	1,142	35,117
LVMH Moet Hennessy Louis Vuitton SA (France)	297	55,282
M/I Homes, Inc.*	1,200	29,880
Marriott Vacations Worldwide Corp.*	400	20,976
Men’s Wearhouse (The), Inc.	445	23,937
Mitsubishi Corp. (Japan)	1,493	28,563
Mobile Mini, Inc.*	500	22,505
NIKE, Inc., Class B	1,462	114,474
Nissan Motor Co. Ltd. (Japan)	2,670	23,901
Owens & Minor, Inc.	700	24,304
Republic Airways Holdings, Inc.*	2,200	21,076
Restoration Hardware Holdings, Inc.*	500	33,860
Ruby Tuesday, Inc.*	2,756	16,894
Six Flags Entertainment Corp.	928	37,862
Target Corp.	991	61,977
Toyota Motor Corp. (Japan)	3,130	179,582
UniFirst Corp.	200	21,938
W.W. Grainger, Inc.	477	121,645
Walgreen Co.	1,373	93,295
Wal-Mart Stores, Inc.	5,176	386,648
Wolverine World Wide, Inc.	1,000	26,360

		2,795,758

Consumer, Non-cyclical - 19.4%
ABM Industries, Inc.	600	16,938
Align Technology, Inc.*	743	38,881
Alkermes PLC (Ireland)*	1,400	68,138
Amgen, Inc.	1,058	131,213
AmSurg Corp.*	243	10,658
Anheuser-Busch InBev NV (Belgium)	996	104,414
Array BioPharma, Inc.*	4,800	23,136
AstraZeneca PLC (United Kingdom)	1,492	102,035
Avis Budget Group, Inc.*	1,100	51,689
Bayer AG (Germany)	998	141,749
Becton Dickinson and Co.	1,341	154,510
Boston Beer (The) Co., Inc., Class A*	100	23,675
Brink’s (The) Co.	500	15,205
British American Tobacco PLC (United Kingdom)	2,350	127,893
Cardinal Health, Inc.	2,325	166,307
Centene Corp.*	512	32,604
Coca-Cola Bottling Co. Consolidated	400	30,256
Coca-Cola (The) Co.	7,130	272,367
Convergys Corp.	1,000	20,470
CoStar Group, Inc.*	257	51,667
CSL Ltd. (Australia)	598	38,528
Cubist Pharmaceuticals, Inc.*	600	47,712
Danone (France)	702	49,592
Diageo PLC (United Kingdom)	2,956	92,984
Euronet Worldwide, Inc.*	500	19,130
FTI Consulting, Inc.*	314	9,166
Gilead Sciences, Inc.*	2,109	174,604

GlaxoSmithKline PLC (United Kingdom)	5,856	163,909
Hain Celestial Group (The), Inc.*	428	38,220
Hanger, Inc.*	228	8,083
Humana, Inc.	1,010	113,585
Impax Laboratories, Inc.*	800	20,616
Isis Pharmaceuticals, Inc.*	1,000	51,000
Japan Tobacco, Inc. (Japan)	1,300	41,285
Jazz Pharmaceuticals PLC (Ireland)*	600	91,167
JM Smucker (The) Co.	741	74,107
Johnson & Johnson	4,262	392,616
Live Nation Entertainment, Inc.*	1,865	42,317
L’Oreal SA (France)	297	50,321
Magellan Health Services, Inc.*	239	14,612
MasterCard, Inc., Class A	1,920	149,222
Merck & Co., Inc.	4,755	270,987
Molina Healthcare, Inc.*	400	15,072
Mondelez International, Inc., Class A	2,723	92,664
Monster Worldwide, Inc.*	4,900	39,053
Nestle SA (Switzerland)	3,854	291,843
Novartis AG (Switzerland)	2,758	230,330
Novo Nordisk A/S, Class B (Denmark)	2,450	116,779
NuVasive, Inc.*	500	18,375
Orexigen Therapeutics, Inc.*	4,400	30,536
Performant Financial Corp.*	2,600	20,566
Pfizer, Inc.	11,095	356,261
Pharmacyclics, Inc.*	600	83,196
Pilgrim’s Pride Corp.*	2,555	44,789
Procter & Gamble (The) Co.	4,195	329,979
Raptor Pharmaceutical Corp.*	2,500	39,575
Reckitt Benckiser Group PLC (United Kingdom)	813	66,899
Roche Holding AG (Switzerland)	867	267,543
SABMiller PLC (United Kingdom)	1,182	57,934
Sanofi (France)	1,488	154,719
Seaboard Corp.*	11	27,885
Seattle Genetics, Inc.*	1,000	52,590
Select Medical Holdings Corp.	1,399	15,683
Snyder’s-Lance, Inc.	700	18,963
Sotheby’s	700	32,907
Spectrum Brands Holdings, Inc.	514	40,097
Takeda Pharmaceutical Co. Ltd. (Japan)	841	40,261
Tesco PLC (United Kingdom)	9,214	50,793
Teva Pharmaceutical Industries Ltd. (Israel)	1,039	50,424
Theravance, Inc.*	1,100	40,700
TreeHouse Foods, Inc.*	299	21,307
Unilever NV (Netherlands)	1,945	77,131
Unilever PLC (United Kingdom)	1,536	62,785
UnitedHealth Group, Inc.	1,446	111,732
WellCare Health Plans, Inc.*	400	24,728
WEX, Inc.*	400	38,728
Whole Foods Market, Inc.	2,422	130,909
Wright Medical Group, Inc.*	400	12,728

		6,644,032

Diversified - 0.1%
Hutchison Whampoa Ltd. (Hong Kong)	2,706	36,473

Energy - 8.3%
Apache Corp.	648	51,380
BG Group PLC (United Kingdom)	4,050	73,821
BP PLC (United Kingdom)	23,256	196,429
Cameron International Corp.*	1,703	109,094
Chevron Corp.	2,907	335,264
Continental Resources, Inc.*	1,131	135,177
CVR Energy, Inc.	871	34,274
Dril-Quip, Inc.*	435	46,789
Eni S.p.A (Italy)	3,030	73,107
Exxon Mobil Corp.	6,908	665,033
Gulfport Energy Corp.*	800	52,880
Helix Energy Solutions Group, Inc.*	928	21,938
Oasis Petroleum, Inc.*	857	37,339
Pioneer Natural Resources Co.	210	42,248
Royal Dutch Shell PLC, Class A (United Kingdom)	4,404	160,620

Schlumberger Ltd. (Netherland Antilles)	1,901	176,793
SolarCity Corp.*	800	67,968
Southwestern Energy Co.*	2,391	98,844
Statoil ASA (Norway)	1,307	34,493
Targa Resources Corp.	428	41,413
Total SA (France)	2,500	162,289
Valero Energy Corp.	3,854	184,915
Woodside Petroleum Ltd. (Australia)	760	25,737

		2,827,845

Financial - 19.5%
AIA Group Ltd. (Hong Kong)	14,278	69,821
Allianz SE (Germany)	540	96,673
American Express Co.	1,745	159,284
American International Group, Inc.	2,294	114,172
American Tower Corp. REIT	639	52,059
AmTrust Financial Services, Inc.	770	29,106
Australia & New Zealand Banking Group Ltd. (Australia)	3,374	96,766
AXA SA (France)	2,044	53,436
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,967	86,501
Banco Santander SA (Spain)	13,228	119,886
Bancorp (The), Inc.*	1,700	32,555
Bank of America Corp.	15,297	252,859
Barclays PLC (United Kingdom)	16,866	71,200
Berkshire Hathaway, Inc., Class B*	3,825	442,860
BNP Paribas SA (France)	1,197	98,241
Boston Properties, Inc. REIT	1,047	117,715
Charles Schwab (The) Corp.	2,108	55,883
Citigroup, Inc.	4,597	223,552
CNO Financial Group, Inc.	2,200	40,172
Commonwealth Bank of Australia (Australia)	1,958	130,447
Community Trust Bancorp, Inc.	700	27,720
Credit Acceptance Corp.*	228	31,496
Credit Suisse Group AG (Switzerland)*	1,713	53,951
Deutsche Bank AG (Germany)(a)	1,240	60,316
DFC Global Corp.*	1,900	15,637
Dime Community Bancshares, Inc.	1,600	26,880
Dynex Capital, Inc. REIT	2,700	23,085
EastGroup Properties, Inc. REIT	300	18,612
EPR Properties REIT	500	26,630
Equity One, Inc. REIT	1,200	27,840
Financial Engines, Inc.	500	28,255
First American Financial Corp.	1,100	29,634
First Financial Bankshares, Inc.	300	18,144
FirstMerit Corp.	1,700	35,292
General Growth Properties, Inc. REIT	6,453	142,096
Geo Group (The), Inc. REIT	689	22,206
Glimcher Realty Trust REIT	1,500	14,595
Goldman Sachs Group (The), Inc.	699	116,349
Hancock Holding Co.	757	26,086
Hanmi Financial Corp.	1,600	37,488
Health Care REIT, Inc.	1,978	116,188
Healthcare Realty Trust, Inc. REIT	1,000	23,970
Higher One Holdings, Inc.*	2,400	19,200
Highwoods Properties, Inc. REIT	799	30,130
HSBC Holdings PLC (United Kingdom)	21,405	225,707
ING Groep NV (Netherlands)*	4,545	66,311
Investors Bancorp, Inc.	2,411	63,940
JPMorgan Chase & Co.	5,783	328,590
Kite Realty Group Trust REIT	4,500	27,810
LaSalle Hotel Properties REIT	1,000	31,340
Lexington Realty Trust REIT	2,100	23,961
Lloyds Banking Group PLC (United Kingdom)*	50,303	69,519
MarketAxess Holdings, Inc.	356	21,018
MetLife, Inc.	1,712	86,747
Mitsubishi Estate Co. Ltd. (Japan)	1,000	23,612
Mitsubishi UFJ Financial Group, Inc. (Japan)	14,063	81,114
Mizuho Financial Group, Inc. (Japan)	25,171	51,692
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	218	47,739
National Australia Bank Ltd. (Australia)	2,879	89,249
National Health Investors, Inc. REIT	300	18,510
Nationstar Mortgage Holdings, Inc.*	700	20,181
Ocwen Financial Corp.*	1,285	48,110

OMEGA Healthcare Investors, Inc. REIT	1,091	34,868
Piper Jaffray Cos.*	900	37,710
Portfolio Recovery Associates, Inc.*	600	32,538
Prospect Capital Corp.	2,600	28,704
Prosperity Bancshares, Inc.	600	37,986
Prudential PLC (United Kingdom)	3,051	69,227
PS Business Parks, Inc. REIT	257	21,593
RLJ Lodging Trust REIT	1,300	33,787
Ryman Hospitality Properties, Inc. REIT	481	20,293
Sandy Spring Bancorp, Inc.	1,100	26,103
Simon Property Group, Inc. REIT	491	79,193
Sovran Self Storage, Inc. REIT	257	19,015
Standard Chartered PLC (United Kingdom)	2,863	60,647
Starwood Property Trust, Inc. REIT	1,714	41,170
Stifel Financial Corp.*	700	33,663
Strategic Hotels & Resorts, Inc. REIT*	2,200	21,978
Sumitomo Mitsui Financial Group, Inc. (Japan)	1,501	66,960
Sun Communities, Inc. REIT	400	18,424
Susquehanna Bancshares, Inc.	1,900	20,786
T. Rowe Price Group, Inc.	1,734	140,749
Travelers (The) Cos., Inc.	585	49,046
Two Harbors Investment Corp. REIT	3,956	41,063
U.S. Bancorp	2,967	122,062
UBS AG (Switzerland)*	4,281	91,850
United Community Banks, Inc.*	1,900	31,711
Universal Health Realty Income Trust REIT	600	25,548
Visa, Inc., Class A	1,244	281,070
Webster Financial Corp.	900	27,873
Wells Fargo & Co.	7,990	370,897
Westpac Banking Corp. (Australia)	3,784	113,016
Zurich Insurance Group AG (Switzerland)*	177	54,237

		6,693,905

Industrial - 9.3%
A.O. Smith Corp.	856	42,543
ABB Ltd. (Switzerland)*	2,616	66,895
Acuity Brands, Inc.	366	51,624
Airbus Group NV (France)	702	51,733
Barnes Group, Inc.	600	23,070
Boeing (The) Co.	1,208	155,735
Brady Corp., Class A	500	13,375
Bristow Group, Inc.	343	26,617
Caterpillar, Inc.	1,019	98,812
Chart Industries, Inc.*	243	20,305
Comfort Systems USA, Inc.	1,800	29,574
CSX Corp.	1,538	42,618
Darling International, Inc.*	1,114	22,481
Deutsche Post AG (Germany)	1,036	38,910
Eagle Materials, Inc.	500	44,200
East Japan Railway Co. (Japan)	328	25,597
Eaton Corp. PLC (Ireland)	756	56,481
EMCOR Group, Inc.	585	27,366
Emerson Electric Co.	1,115	72,764
EnerSys	433	30,760
FANUC Corp. (Japan)	241	41,809
Federal Signal Corp.*	2,700	34,695
FEI Co.	328	33,669
Generac Holdings, Inc.	700	39,879
General Dynamics Corp.	543	59,480
General Electric Co.	15,809	402,656
Genesee & Wyoming, Inc., Class A*	514	50,845
Graphic Packaging Holding Co.*	3,298	33,772
Hexcel Corp.*	1,028	46,260
Hitachi Ltd. (Japan)	4,997	39,427
Ingersoll-Rand PLC (Ireland)	1,812	110,786
Jacobs Engineering Group, Inc.*	890	53,979
Koninklijke Philips NV (Netherlands)	1,088	38,085
Louisiana-Pacific Corp.*	1,300	24,427
Middleby (The) Corp.*	171	50,712
Moog, Inc., Class A*	400	24,772
Newport Corp.*	1,900	39,330
NL Industries, Inc.	2,500	28,075
Norfolk Southern Corp.	489	44,944

Old Dominion Freight Line, Inc.*	900	47,916
PHI, Inc.*	800	32,160
Rolls-Royce Holdings PLC (United Kingdom)*	2,215	37,054
Schneider Electric SA (France)	651	58,183
Siemens AG (Germany)	940	125,544
Stanley Black & Decker, Inc.	1,102	91,510
Union Pacific Corp.	734	132,398
United Parcel Service, Inc., Class B	1,536	147,103
United Technologies Corp.	1,380	161,488
Vinci SA (France)	555	41,467
Waste Management, Inc.	3,208	133,132
Watts Water Technologies, Inc., Class A	300	18,486
Woodward, Inc.	657	28,639

		3,194,142

Technology - 11.6%
3D Systems Corp.*	1,000	75,960
Activision Blizzard, Inc.	7,442	144,003
Apple, Inc.	1,428	751,471
ASML Holding NV (Netherlands)	389	33,854
Aspen Technology, Inc.*	857	40,236
athenahealth, Inc.*	328	63,589
CACI International, Inc., Class A*	222	17,500
Canon, Inc. (Japan)	1,342	41,696
Cognizant Technology Solutions Corp., Class A*	1,891	196,777
CommVault Systems, Inc.*	414	28,516
Computer Programs & Systems, Inc.	500	34,215
EMC Corp.	3,185	83,988
Fidelity National Information Services, Inc.	2,002	111,331
First Solar, Inc.*	1,000	57,070
Guidewire Software, Inc.*	600	32,166
InnerWorkings, Inc.*	2,500	19,700
Intel Corp.	8,527	211,129
International Business Machines Corp.	1,776	328,863
International Rectifier Corp.*	700	18,865
Mentor Graphics Corp.	1,085	23,479
Micron Technology, Inc.*	7,750	187,473
Microsemi Corp.*	857	19,762
Microsoft Corp.	15,060	576,948
MKS Instruments, Inc.	500	15,030
Oracle Corp.	7,437	290,861
PDF Solutions, Inc.*	1,300	26,507
PTC, Inc.*	1,105	43,438
Qlik Technologies, Inc.*	814	24,827
QUALCOMM, Inc.	2,746	206,746
SAP AG (Germany)	1,145	92,488
SciQuest, Inc.*	1,200	35,424
SS&C Technologies Holdings, Inc.*	800	30,944
SYNNEX Corp.*	343	20,402
Syntel, Inc.*	328	30,950
Ultimate Software Group, Inc.*	257	42,662
Veeco Instruments, Inc.*	328	12,972

		3,971,842

Utilities - 1.5%
Centrica PLC (United Kingdom)	6,075	32,451
Cleco Corp.	600	29,658
Dominion Resources, Inc.	898	62,322
E.ON SE (Germany)	2,289	43,664
GDF Suez (France)	1,602	41,107
National Grid PLC (United Kingdom)	4,448	62,156
NextEra Energy, Inc.	667	60,957
Piedmont Natural Gas Co., Inc.	767	25,940
PPL Corp.	4,114	132,841
South Jersey Industries, Inc.	300	17,154

		508,250

TOTAL COMMON STOCKS
(Cost $24,752,447)		31,731,169

PREFERRED STOCKS - 0.1%
Consumer, Cyclical - 0.1%
Volkswagen AG (Germany)
(Cost $35,473)	165	43,045

	Principal Amount	Value
CORPORATE BONDS - 3.0%
Basic Materials - 0.1%
BHP Billiton Finance USA Ltd. (Australia)
4.125%, 2/24/42	$5,000	$4,702
Ecolab, Inc.
5.50%, 12/08/41	17,000	19,206
Rio Tinto Finance USA PLC (United Kingdom)
4.125%, 8/21/42	18,000	16,276

		40,184

Communications - 0.2%
Corning, Inc.
4.75%, 3/15/42	5,000	5,108
Discovery Communications LLC
4.95%, 5/15/42	13,000	12,783
Viacom, Inc.
4.50%, 2/27/42	13,000	11,770
Vodafone Group PLC (United Kingdom)
4.375%, 2/19/43	19,000	17,216
Walt Disney (The) Co., Series E
4.125%, 12/01/41	20,000	19,462

		66,339

Consumer, Cyclical - 0.1%
Home Depot (The), Inc.
4.20%, 4/01/43	23,000	22,428
Lowe’s Cos., Inc.
5.125%, 11/15/41	13,000	14,011
McDonald’s Corp., MTN
3.70%, 2/15/42	17,000	15,475

		51,914

Consumer, Non-cyclical - 0.8%
AbbVie, Inc.
4.40%, 11/06/42	21,000	20,724
Amgen, Inc.
5.15%, 11/15/41	24,000	25,224
Anheuser-Busch InBev Worldwide, Inc.
3.75%, 7/15/42	15,000	13,425
Cigna Corp.
5.375%, 2/15/42	16,000	17,677
Diageo Investment Corp.
4.25%, 5/11/42	18,000	17,561
General Mills, Inc.
5.40%, 6/15/40	5,000	5,629
Gilead Sciences, Inc.
5.65%, 12/01/41	8,000	9,363
Kimberly-Clark Corp.
5.30%, 3/01/41	13,000	14,812
Kraft Foods Group, Inc.
5.00%, 6/04/42	17,000	17,788
Medtronic, Inc.
4.50%, 3/15/42	20,000	20,121
Merck & Co., Inc.
4.15%, 5/18/43	10,000	9,684
PepsiCo, Inc.
4.00%, 3/05/42	5,000	4,626
Pfizer, Inc.
4.30%, 6/15/43	27,000	26,681
Philip Morris International, Inc.
4.50%, 3/20/42	18,000	17,492
UnitedHealth Group, Inc.
4.625%, 11/15/41	8,000	8,103
WellPoint, Inc.
4.625%, 5/15/42	8,000	7,759
Zoetis, Inc.
4.70%, 2/01/43	21,000	20,863

		257,532

Energy - 0.3%
Apache Corp.
4.75%, 4/15/43	20,000	20,214
Baker Hughes, Inc.
5.125%, 9/15/40	20,000	22,118

Devon Energy Corp.
4.75%, 5/15/42	22,000	21,892
Enterprise Products Operating LLC
4.85%, 8/15/42	33,000	32,590
Halliburton Co.
4.50%, 11/15/41	5,000	5,014
Plains All American Pipeline LP / PAA Finance Corp.
5.15%, 6/01/42	5,000	5,218
Statoil ASA (Norway)
5.10%, 8/17/40	10,000	11,102

		118,148

Financial - 0.3%
Berkshire Hathaway Finance Corp.
4.40%, 5/15/42	33,000	32,055
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN (Netherlands)
5.25%, 5/24/41	25,000	27,173
Simon Property Group LP
4.75%, 3/15/42	13,000	13,486
Travelers (The) Cos., Inc.
5.35%, 11/01/40	24,000	27,385

		100,099

Government - 0.1%
Inter-American Development Bank, Series E, MTN (Supranational)
3.875%, 10/28/41	19,000	18,170

Industrial - 0.5%
Caterpillar, Inc.
5.20%, 5/27/41	10,000	10,940
Deere & Co.
3.90%, 6/09/42	20,000	18,600
Dover Corp.
5.375%, 3/01/41	5,000	5,611
Illinois Tool Works, Inc.
4.875%, 9/15/41	5,000	5,282
Koninklijke Philips NV (Netherlands)
5.00%, 3/15/42	5,000	5,263
Lockheed Martin Corp.
4.07%, 12/15/42	30,000	28,059
Norfolk Southern Corp.
4.837%, 10/01/41	29,000	29,784
7.90%, 5/15/97	6,000	8,571
Union Pacific Corp.
4.75%, 9/15/41	26,000	26,880
United Technologies Corp.
4.50%, 6/01/42	18,000	18,431

		157,421

Technology - 0.1%
Apple, Inc.
3.85%, 5/04/43	27,000	23,759
Intel Corp.
4.80%, 10/01/41	5,000	5,146
Microsoft Corp.
4.50%, 10/01/40	11,000	11,186

		40,091

Utilities - 0.5%
Arizona Public Service Co.
5.05%, 9/01/41	13,000	14,183
Atmos Energy Corp.
5.50%, 6/15/41	20,000	23,222

Consolidated Edison Co. of New York, Inc.
3.95%, 3/01/43	24,000	22,534
Florida Power & Light Co.
5.25%, 2/01/41	12,000	13,888
Georgia Power Co.
4.30%, 3/15/42	12,000	11,598
Nevada Power Co.
5.45%, 5/15/41	13,000	15,148
Oklahoma Gas & Electric Co.
5.25%, 5/15/41	10,000	11,320

Public Service Electric & Gas Co.
3.65%, 9/01/42	23,000	20,587
Puget Sound Energy, Inc.
4.434%, 11/15/41	17,000	17,197
San Diego Gas & Electric Co.
3.95%, 11/15/41	12,000	11,527
Southern California Gas Co.
5.125%, 11/15/40	12,000	13,600
Southern Power Co.
5.15%, 9/15/41	13,000	13,708

		188,512

TOTAL CORPORATE BONDS
(Cost $1,069,388)		1,038,410

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 3.4%
United States Treasury Bonds/Notes - 3.4%
4.50%, 2/15/36	66,200	77,578
4.75%, 2/15/37	107,000	129,771
4.375%, 11/15/39	165,200	190,135
4.625%, 2/15/40	98,700	118,008
4.375%, 5/15/40	84,800	97,613
3.875%, 8/15/40	84,800	90,047
4.75%, 2/15/41	68,500	83,517
4.375%, 5/15/41	183,400	211,082
3.125%, 2/15/42	177,100	162,959

		1,160,710

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $1,157,243)		1,160,710

SOVEREIGN BONDS - 0.3%
Tennessee Valley Authority
4.875%, 1/15/48	54,000	56,352
United Mexican States, MTN (Mexico)
4.75%, 3/08/44	37,000	34,688

TOTAL SOVEREIGN BONDS
(Cost $91,943)		91,040

TOTAL INVESTMENTS - 99.5%
(Cost $27,106,494)		$34,064,374
Other assets less liabilities - 0.5%		179,883

NET ASSETS - 100.0%		$34,244,257

MTN - Medium Term Note

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Desutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended February 28, 2014.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Dividend Income	Fair Value 2/28/2014
Deutsche Bank AG (Common Stock)	$62,080	$—	$(3,873)	$6,247	$(4,138)	$—	$60,316

(b)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $27,121,800. The net unrealized appreciation was $6,943,574 which consisted of aggregate gross unrealized appreciation of $8,043,352 and aggregate gross unrealized depreciation of $1,099,778.

db-X Exchange-Traded Funds Inc.

SCHEDULE OF INVESTMENTS

db X-trackers In-Target Date Fund

February 28, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 34.4%
Basic Materials - 1.8%
Air Liquide SA (France)	58	$7,987
Air Products & Chemicals, Inc.	176	21,353
Axiall Corp.	100	4,047
BASF SE (Germany)	150	17,272
BHP Billiton Ltd. (Australia)	487	16,679
BHP Billiton PLC (United Kingdom)	311	10,043
Dow Chemical (The) Co.	233	11,349
E.I. du Pont de Nemours & Co.	181	12,058
Freeport-McMoRan Copper & Gold, Inc.	234	7,633
Glencore Xstrata PLC (Switzerland)*	1,636	9,019
H.B. Fuller Co.	100	4,848
Horsehead Holding Corp.*	300	5,331
KapStone Paper and Packaging Corp.*	200	6,358
Linde AG (Germany)	29	6,010
Materion Corp.	100	2,959
Monsanto Co.	100	11,002
Newmont Mining Corp.	470	10,932
PolyOne Corp.	100	3,750
Rio Tinto PLC (United Kingdom)	191	10,978
Sherwin-Williams (The) Co.	87	17,442
Syngenta AG (Switzerland)	16	5,821
Wausau Paper Corp.	300	3,975

		206,846

Communications - 3.7%
ADTRAN, Inc.	100	2,620
Amazon.com, Inc.*	86	31,141
ARRIS Group, Inc.*	200	5,740
AT&T, Inc.	1,093	34,899
Bankrate, Inc.*	100	2,013
BT Group PLC (United Kingdom)	1,213	8,324
Cisco Systems, Inc.	1,028	22,410
Comcast Corp., Class A	507	26,207
Deutsche Telekom AG (Germany)	518	8,791
Dice Holdings, Inc.*	400	2,944
DigitalGlobe, Inc.*	100	3,108
Discovery Communications, Inc., Class A*	201	16,747
Entravision Communications Corp., Class A	500	3,315
Facebook, Inc., Class A*	346	23,687
Finisar Corp.*	100	2,370
Google, Inc., Class A*	70	85,096
Harte-Hanks, Inc.	300	2,397
Leap Wireless International, Inc.*	100	1,752
News Corp., Class A*	1,000	18,330
Nielsen Holdings NV (Netherlands)	330	15,622
SoftBank Corp. (Japan)	100	7,535
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	456	5,910
Telefonica SA (Spain)	628	9,630
Thomson Reuters Corp. (Canada)	164	5,628
Verizon Communications, Inc.	770	36,638
ViaSat, Inc.*	100	6,671

Vodafone Group PLC (United Kingdom)	4,026	16,786
Walt Disney (The) Co.	350	28,284

		434,595

Consumer, Cyclical - 3.0%
Adidas AG (Germany)	32	3,728
Alaska Air Group, Inc.	100	8,664
Bayerische Motoren Werke AG (Germany)	65	7,554
Bloomin’ Brands, Inc.*	200	5,028
Brunswick Corp.	100	4,479
Cabela’s, Inc.*	100	6,632
Cie Financiere Richemont SA (Switzerland)	77	7,669
Columbia Sportswear Co.	23	1,911
Compass Group PLC (United Kingdom)	307	4,856

Cooper Tire & Rubber Co.	100	2,493
CVS Caremark Corp.	235	17,188
Daimler AG (Germany)	137	12,769
Dana Holding Corp.	200	4,336
Domino’s Pizza, Inc.	100	7,906
Ford Motor Co.	734	11,296
Fred’s, Inc., Class A	200	3,986
General Motors Co.*	260	9,412
Hennes & Mauritz AB, Class B (Sweden)	130	5,864
Home Depot (The), Inc.	295	24,199
Honda Motor Co. Ltd. (Japan)	272	9,747
HSN, Inc.	100	5,735
Iconix Brand Group, Inc.*	100	4,024
Inditex SA (Spain)	18	2,591
Kate Spade & Co.*	100	3,422
Life Time Fitness, Inc.*	100	4,720
Lions Gate Entertainment Corp. (Canada)	200	6,150
LVMH Moet Hennessy Louis Vuitton SA (France)	37	6,887
M/I Homes, Inc.*	100	2,490
Men’s Wearhouse (The), Inc.	75	4,034
Mitsubishi Corp. (Japan)	166	3,176
Mobile Mini, Inc.*	100	4,501
NIKE, Inc., Class B	200	15,660
Nissan Motor Co. Ltd. (Japan)	300	2,685
Owens & Minor, Inc.	100	3,472
Republic Airways Holdings, Inc.*	300	2,874
Restoration Hardware Holdings, Inc.*	100	6,772
Ruby Tuesday, Inc.*	200	1,226
Six Flags Entertainment Corp.	100	4,080
Target Corp.	134	8,380
Toyota Motor Corp. (Japan)	420	24,098
W.W. Grainger, Inc.	59	15,046
Walgreen Co.	176	11,959
Wal-Mart Stores, Inc.	652	48,705
Wolverine World Wide, Inc.	100	2,636

		355,040

Consumer, Non-cyclical - 7.3%
ABM Industries, Inc.	100	2,823
Align Technology, Inc.*	100	5,233
Alkermes PLC (Ireland)*	200	9,734
Amgen, Inc.	147	18,231
Anheuser-Busch InBev NV (Belgium)	122	12,790
Array BioPharma, Inc.*	600	2,892
AstraZeneca PLC (United Kingdom)	204	13,951
Avis Budget Group, Inc.*	100	4,699
Bayer AG (Germany)	132	18,748
Becton Dickinson and Co.	172	19,818
British American Tobacco PLC (United Kingdom)	319	17,360
Cardinal Health, Inc.	292	20,887
Centene Corp.*	100	6,368
Coca-Cola Bottling Co. Consolidated	100	7,564
Coca-Cola (The) Co.	892	34,074
Convergys Corp.	100	2,047
CSL Ltd. (Australia)	77	4,961
Cubist Pharmaceuticals, Inc.*	100	7,952
Danone (France)	87	6,146
Diageo PLC (United Kingdom)	337	10,601
Euronet Worldwide, Inc.*	100	3,826
Gilead Sciences, Inc.*	287	23,761
GlaxoSmithKline PLC (United Kingdom)	729	20,405
Hain Celestial Group (The), Inc.*	100	8,930
Hanger, Inc.*	100	3,545
Humana, Inc.	138	15,519
Isis Pharmaceuticals, Inc.*	100	5,100
Japan Tobacco, Inc. (Japan)	200	6,352
Jazz Pharmaceuticals PLC (Ireland)*	100	15,195
JM Smucker (The) Co.	94	9,401
Johnson & Johnson	556	51,218
L’Oreal SA (France)	37	6,269
Live Nation Entertainment, Inc.*	300	6,807
Magellan Health Services, Inc.*	69	4,219
MasterCard, Inc., Class A	230	17,876

Merck & Co., Inc.	595	33,909
Molina Healthcare, Inc.*	100	3,768
Mondelez International, Inc., Class A	346	11,774
Monster Worldwide, Inc.*	600	4,782
Nestle SA (Switzerland)	492	37,257
Novartis AG (Switzerland)	346	28,896
Novo Nordisk A/S, Class B (Denmark)	350	16,683
Orexigen Therapeutics, Inc.*	500	3,470
Performant Financial Corp.*	300	2,373
Pfizer, Inc.	1,425	45,756
Pharmacyclics, Inc.*	100	13,866
Pilgrim’s Pride Corp.*	300	5,259
Procter & Gamble (The) Co.	540	42,477
Raptor Pharmaceutical Corp.*	300	4,749
Reckitt Benckiser Group PLC (United Kingdom)	88	7,241
Roche Holding AG (Switzerland)	107	33,019
SABMiller PLC (United Kingdom)	151	7,401
Sanofi (France)	186	19,340
Seaboard Corp.*	1	2,535
Seattle Genetics, Inc.*	134	7,047
Snyder’s-Lance, Inc.	100	2,709
Sotheby’s	100	4,701
Spectrum Brands Holdings, Inc.	100	7,801
Takeda Pharmaceutical Co. Ltd. (Japan)	107	5,122
Tesco PLC (United Kingdom)	1,329	7,326
Teva Pharmaceutical Industries Ltd. (Israel)	125	6,066
Theravance, Inc.*	100	3,700
TreeHouse Foods, Inc.*	50	3,563
Unilever NV (Netherlands)	244	9,676
Unilever PLC (United Kingdom)	175	7,153
UnitedHealth Group, Inc.	199	15,377
WellCare Health Plans, Inc.*	100	6,182
Whole Foods Market, Inc.	307	16,593

		852,873

Diversified - 0.0%(a)
Hutchison Whampoa Ltd. (Hong Kong)	338	4,556

Energy - 3.2%
Apache Corp.	82	6,502
BG Group PLC (United Kingdom)	571	10,408
BP PLC (United Kingdom)	3,015	25,466
Cameron International Corp.*	211	13,517
Chevron Corp.	385	44,402
Continental Resources, Inc.*	155	18,526
CVR Energy, Inc.	100	3,935
Dril-Quip, Inc.*	50	5,378
Eni S.p.A. (Italy)	414	9,989
Exxon Mobil Corp.	887	85,390
Gulfport Energy Corp.*	100	6,610
Helix Energy Solutions Group, Inc.*	100	2,364
Oasis Petroleum, Inc.*	100	4,357
Pioneer Natural Resources Co.	26	5,231
Royal Dutch Shell PLC, Class A (United Kingdom)	554	20,205
Schlumberger Ltd. (Netherland Antilles)	255	23,715
SolarCity Corp.*	100	8,496
Southwestern Energy Co.*	290	11,989
Statoil ASA (Norway)	179	4,724
Targa Resources Corp.	100	9,676
Total SA (France)	320	20,773

Valero Energy Corp.	492	23,606
Woodside Petroleum Ltd. (Australia)	139	4,707

		369,966

Financial - 7.1%
AIA Group Ltd. (Hong Kong)	1,760	8,607
Allianz SE (Germany)	63	11,279
American Express Co.	219	19,990
American International Group, Inc.	294	14,632
American Tower Corp. REIT	76	6,192
AmTrust Financial Services, Inc.	110	4,158
Australia & New Zealand Banking Group Ltd. (Australia)	446	12,791

AXA SA (France)	258	6,745
Banco Bilbao Vizcaya Argentaria SA (Spain)	875	10,864
Banco Santander SA (Spain)	1,612	14,610
Bancorp (The), Inc.*	200	3,830
Bank of America Corp.	1,902	31,440
Barclays PLC (United Kingdom)	1,791	7,561
Berkshire Hathaway, Inc., Class B*	488	56,500
BNP Paribas SA (France)	151	12,393
Boston Properties, Inc. REIT	130	14,616
Charles Schwab (The) Corp.	259	6,866
Citigroup, Inc.	597	29,032
CNO Financial Group, Inc.	300	5,478
Commonwealth Bank of Australia (Australia)	247	16,456
Community Trust Bancorp, Inc.	100	3,960
Credit Acceptance Corp.*	50	6,907
Credit Suisse Group AG (Switzerland)*	218	6,866
Deutsche Bank AG (Germany)(b)	151	7,345
DFC Global Corp.*	200	1,646
Dime Community Bancshares, Inc.	200	3,360
Dynex Capital, Inc. REIT	300	2,565
EPR Properties REIT	100	5,326
Equity One, Inc. REIT	154	3,573
Financial Engines, Inc.	100	5,651
First American Financial Corp.	100	2,694
FirstMerit Corp.	200	4,152
General Growth Properties, Inc. REIT	820	18,056
Geo Group (The), Inc. REIT	92	2,965
Glimcher Realty Trust REIT	200	1,946
Goldman Sachs Group (The), Inc.	90	14,981
Hancock Holding Co.	100	3,446
Hanmi Financial Corp.	200	4,686
Health Care REIT, Inc.	246	14,450
Healthcare Realty Trust, Inc. REIT	100	2,397
Higher One Holdings, Inc.*	300	2,400
Highwoods Properties, Inc. REIT	97	3,658
HSBC Holdings PLC (United Kingdom)	2,737	28,860
ING Groep NV (Netherlands)*	568	8,287
Investors Bancorp, Inc.	273	7,240
JPMorgan Chase & Co.	746	42,388
Kite Realty Group Trust REIT	600	3,708
LaSalle Hotel Properties REIT	100	3,134
Lexington Realty Trust REIT	300	3,423
Lloyds Banking Group PLC (United Kingdom)*	6,709	9,272
MarketAxess Holdings, Inc.	45	2,657
MetLife, Inc.	211	10,691
Mitsubishi Estate Co. Ltd. (Japan)	100	2,361
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,692	9,759
Mizuho Financial Group, Inc. (Japan)	3,027	6,216
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	20	4,380
National Australia Bank Ltd. (Australia)	386	11,966
Nationstar Mortgage Holdings, Inc.*	100	2,883
Ocwen Financial Corp.*	100	3,744
OMEGA Healthcare Investors, Inc. REIT	146	4,666
Piper Jaffray Cos.*	100	4,190
Prospect Capital Corp.	300	3,312
Prosperity Bancshares, Inc.	100	6,331
Prudential PLC (United Kingdom)	411	9,326
RLJ Lodging Trust REIT	200	5,198
Ryman Hospitality Properties, Inc. REIT	113	4,767
Sandy Spring Bancorp, Inc.	100	2,373
Simon Property Group, Inc. REIT	61	9,839
Standard Chartered PLC (United Kingdom)	415	8,791
Starwood Property Trust, Inc. REIT	200	4,804
Stifel Financial Corp.*	100	4,809
Strategic Hotels & Resorts, Inc. REIT*	300	2,997
Sumitomo Mitsui Financial Group, Inc. (Japan)	222	9,904
Susquehanna Bancshares, Inc.	200	2,188
T. Rowe Price Group, Inc.	234	18,993
Travelers (The) Cos., Inc.	75	6,288
Two Harbors Investment Corp. REIT	500	5,190
U.S. Bancorp	400	16,456
UBS AG (Switzerland)*	553	11,865
United Community Banks, Inc.*	300	5,007

Universal Health Realty Income Trust REIT	100	4,258
Visa, Inc., Class A	156	35,247
Webster Financial Corp.	100	3,097
Wells Fargo & Co.	974	45,212
Westpac Banking Corp. (Australia)	516	15,411
Zurich Insurance Group AG (Switzerland)*	20	6,128

		834,686

Industrial - 3.4%
A.O. Smith Corp.	134	6,660
ABB Ltd. (Switzerland)*	315	8,055
Acuity Brands, Inc.	50	7,053
Airbus Group NV (France)	89	6,559
Barnes Group, Inc.	100	3,845
Boeing (The) Co.	149	19,209
Brady Corp., Class A	100	2,675
Caterpillar, Inc.	128	12,412
Comfort Systems USA, Inc.	200	3,286
CSX Corp.	199	5,514
Darling International, Inc.*	100	2,018
Deutsche Post AG (Germany)	132	4,958
Eagle Materials, Inc.	100	8,840
Eaton Corp. PLC (Ireland)	94	7,023
EMCOR Group, Inc.	100	4,678
Emerson Electric Co.	139	9,070
EnerSys	67	4,760
Federal Signal Corp.*	300	3,855
Generac Holdings, Inc.	100	5,697
General Dynamics Corp.	83	9,092
General Electric Co.	2,062	52,518
Genesee & Wyoming, Inc., Class A*	67	6,628
Graphic Packaging Holding Co.*	500	5,120
Hexcel Corp.*	100	4,500
Hitachi Ltd. (Japan)	1,000	7,890
Ingersoll-Rand PLC (Ireland)	252	15,407
Jacobs Engineering Group, Inc.*	113	6,854
Koninklijke Philips NV (Netherlands)	142	4,971
Louisiana-Pacific Corp.*	200	3,758
Moog, Inc., Class A*	100	6,193
Newport Corp.*	200	4,140
NL Industries, Inc.	300	3,369
Norfolk Southern Corp.	63	5,790
Old Dominion Freight Line, Inc.*	100	5,324
PHI, Inc.*	100	4,020
Rolls-Royce Holdings PLC (United Kingdom)*	314	5,253
Schneider Electric SA (France)	98	8,759
Siemens AG (Germany)	121	16,160
Stanley Black & Decker, Inc.	138	11,460
Union Pacific Corp.	100	18,038
United Parcel Service, Inc., Class B	183	17,526
United Technologies Corp.	176	20,595
Vinci SA (France)	70	5,230
Waste Management, Inc.	402	16,683
Woodward, Inc.	100	4,359

		395,804

Technology - 4.3%
3D Systems Corp.*	100	7,596
Activision Blizzard, Inc.	933	18,054
Apple, Inc.	183	96,302
ASML Holding NV (Netherlands)	47	4,090
Aspen Technology, Inc.*	100	4,695
Canon, Inc. (Japan)	200	6,214
Cognizant Technology Solutions Corp., Class A*	238	24,766
CommVault Systems, Inc.*	100	6,888
Computer Programs & Systems, Inc.	100	6,843
EMC Corp.	414	10,917
Fidelity National Information Services, Inc.	248	13,791
First Solar, Inc.*	100	5,707
Guidewire Software, Inc.*	100	5,361
InnerWorkings, Inc.*	300	2,364
Intel Corp.	1,029	25,479
International Business Machines Corp.	230	42,589

International Rectifier Corp.*	100	2,695
Mentor Graphics Corp.	200	4,328
Micron Technology, Inc.*	1,044	25,254
Microsemi Corp.*	134	3,090
Microsoft Corp.	1,866	71,486
MKS Instruments, Inc.	100	3,006
Oracle Corp.	935	36,568
PDF Solutions, Inc.*	200	4,078
PTC, Inc.*	130	5,110
Qlik Technologies, Inc.*	134	4,087
QUALCOMM, Inc.	353	26,578
SAP AG (Germany)	157	12,682
SciQuest, Inc.*	100	2,952
SS&C Technologies Holdings, Inc.*	100	3,868
Syntel, Inc.*	100	9,436
Ultimate Software Group, Inc.*	29	4,814

		501,688

Utilities - 0.6%
Centrica PLC (United Kingdom)	834	4,455
Cleco Corp.	100	4,943
Dominion Resources, Inc.	100	6,940
E.ON SE (Germany)	320	6,104
GDF Suez (France)	238	6,107
National Grid PLC (United Kingdom)	557	7,784
NextEra Energy, Inc.	85	7,768
Piedmont Natural Gas Co., Inc.	118	3,991
PPL Corp.	528	17,049

		65,141

TOTAL COMMON STOCKS
(Cost $3,009,187)		4,021,195

PREFERRED STOCKS - 0.0%(a)
Consumer, Cyclical - 0.0%(a)
Volkswagen AG (Germany)
(Cost $4,491)	21	5,478

	Principal Amount	Value
CORPORATE BONDS - 34.6%
Basic Materials - 0.6%
BHP Billiton Finance USA Ltd. (Australia)
1.00%, 2/24/15	$68,000	$68,509

Communications - 1.5%
Orange SA (France)
4.375%, 7/08/14	37,000	37,556
Telefonica Emisiones S.A.U. (Spain)
4.949%, 1/15/15	10,000	10,340
Time Warner Cable, Inc.
7.50%, 4/01/14	51,000	51,264
Verizon Communications, Inc.
1.25%, 11/03/14	38,000	38,201
Viacom, Inc.
1.25%, 2/27/15	40,000	40,241

		177,602

Consumer, Cyclical - 0.5%
Toyota Motor Credit Corp., Series G, MTN
1.25%, 11/17/14	53,000	53,364

Consumer, Non-cyclical - 2.8%
Express Scripts Holding Co.
2.75%, 11/21/14	37,000	37,603
Medtronic, Inc.
3.00%, 3/15/15	38,000	39,084
Novartis Capital Corp. (Switzerland)
2.90%, 4/24/15	73,000	75,176
PepsiCo, Inc.
0.75%, 3/05/15	70,000	70,307
UnitedHealth Group, Inc.
4.875%, 3/15/15	100,000	104,447

		326,617

Energy - 1.5%
Enterprise Products Operating LLC, Series G
5.60%, 10/15/14	136,000	140,200
Shell International Finance BV (Netherlands)
4.00%, 3/21/14	37,000	37,064

		177,264

Financial - 19.3%
Bank of Montreal, MTN (Canada)
1.75%, 4/29/14	30,000	30,073
Bank of New York Mellon (The) Corp., MTN
4.30%, 5/15/14	110,000	110,892
Bank of Nova Scotia (Canada)
3.40%, 1/22/15	58,000	59,586
Barclays Bank PLC (United Kingdom)
5.20%, 7/10/14	70,000	71,174
Citigroup, Inc.
6.375%, 8/12/14	61,000	62,579
4.75%, 5/19/15	94,000	98,503
General Electric Capital Corp.
5.90%, 5/13/14	71,000	71,754
Genworth Holdings, Inc.
5.75%, 6/15/14	52,000	52,727
Goldman Sachs Group (The), Inc.
5.00%, 10/01/14	312,000	320,031
HSBC USA, Inc.
2.375%, 2/13/15	74,000	75,394
John Deere Capital Corp.
0.875%, 4/17/15	38,000	38,239
JPMorgan Chase & Co., MTN
1.875%, 3/20/15	75,000	76,045
Merrill Lynch & Co., Inc., MTN
5.00%, 1/15/15	278,000	288,397
MetLife, Inc.
5.00%, 6/15/15	142,000	150,165
Morgan Stanley, Series G, MTN
4.10%, 1/26/15	109,000	112,374
National Rural Utilities Cooperative Finance Corp.
1.00%, 2/02/15	50,000	50,332
Prudential Financial, Inc., Series B, MTN
5.10%, 9/20/14	24,000	24,618
Royal Bank of Canada, MTN (Canada)
1.45%, 10/30/14	76,000	76,596
US Bank NA
4.95%, 10/30/14	115,000	118,579
Wachovia Corp.
5.25%, 8/01/14	29,000	29,578
Wells Fargo & Co., MTN
1.25%, 2/13/15	53,000	53,473
Wells Fargo & Co.
5.00%, 11/15/14	275,000	283,449

		2,254,558

Government - 6.4%
African Development Bank (Supranational)
3.00%, 5/27/14	52,000	52,335
Asian Development Bank, Series G, MTN (Supranational)
2.75%, 5/21/14	52,000	52,289
European Investment Bank (Supranational)
4.625%, 5/15/14	515,000	519,507
International Finance Corp. (Supranational)
2.75%, 4/20/15	37,000	38,039
International Finance Corp., Series G, MTN (Supranational)
3.00%, 4/22/14	37,000	37,131
Nordic Investment Bank (Supranational)
2.625%, 10/06/14	52,000	52,755

		752,056

Industrial - 0.2%
United Technologies Corp.
4.875%, 5/01/15	18,000	18,910

Technology - 1.3%
Hewlett-Packard Co.
6.125%, 3/01/14	87,000	87,000
International Business Machines Corp.
0.55%, 2/06/15	69,000	69,253

		156,253

Utilities - 0.5%
Constellation Energy Group, Inc.
4.55%, 6/15/15	50,000	52,313

TOTAL CORPORATE BONDS
(Cost $4,029,708)		4,037,446

UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS - 31.3%
Federal Home Loan Mortgage Corporation - 0.7%
0.625%, 12/29/14	80,000	80,322

Federal National Mortgage Association - 1.3%
2.625%, 11/20/14	78,000	79,415
5.00%, 4/15/15	70,000	73,760

		153,175

United States Treasury Bonds/Notes - 29.3%
0.25%, 3/31/14	772,000	772,105
4.75%, 5/15/14	582,900	588,410
0.25%, 5/31/14	157,000	157,076
2.25%, 5/31/14	363,000	364,950
4.25%, 8/15/14	69,000	70,311
2.375%, 9/30/14	148,000	149,954
0.50%, 10/15/14	168,000	168,417
0.25%, 12/15/14	127,000	127,134
4.00%, 2/15/15	77,000	79,840
2.50%, 3/31/15	197,000	201,983
0.25%, 5/31/15	70,000	70,081
2.125%, 5/31/15	198,000	202,815
1.25%, 9/30/15	325,000	330,288
1.25%, 10/31/15	65,000	66,085
0.25%, 5/15/16	69,000	68,776

		3,418,225

TOTAL UNITED STATES GOVERNMENT & AGENCIES OBLIGATIONS
(Cost $3,649,038)		3,651,722

SOVEREIGN BOND - 0.1%
Panama Government International Bond (Panama)
7.25%, 3/15/15
(Cost $8,506)	8,000	8,524

TOTAL INVESTMENTS - 100.4%
(Cost $10,700,930)(c)		$11,724,365
Liabilities in excess of other assets - (0.4%)		(42,320)

NET ASSETS - 100.0%		$11,682,045

MTN - Medium Term Note

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Less than 0.1%.
(b)	Affiliated company. The Advisor is a wholly-owned subsidiary of Deutsche Bank AG. Therefore, Desutsche Bank AG is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from investments in Deutsche Bank AG securities for the three months ended February 28, 2014.

	5/31/2013	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Dividend Income	Fair Value 2/28/2014
Deutsche Bank AG (Common Stock)	$9,003	$—	$(1,891)	$2,012	$(1,779)	$—	$7,345

(c)	At February 28, 2014, the aggregate cost of investments for Federal income tax purposes was $10,705,506. The unrealized appreciation was $1,018,859 which consisted of aggregate gross unrealized appreciation of $1,088,359 and aggregate gross unrealized depreciation of $69,500.

Additional Valuation Information

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the valuation of each Fund’s investments by the above fair value hierarchy levels as of February 28, 2014 (see the Schedule of Investments for security categories). During the period ended February 28, 2014, there were no transfers between investment levels.

	Level 1	Level 2	Level 3	Fair Value at 2/28/2014
db X-trackers 2010 Fund
Investments in Securities
Common Stocks	$2,358,497	$—	$—	$2,358,497
Preferred Stocks	3,913	—	—	3,913
Corporate Bonds	—	4,084,523	—	4,084,523
United States Government & Agencies Obligations	—	3,703,435	—	3,703,435
Sovereign Bond	—	8,524	—	8,524

Total Investments	$2,362,410	$7,796,482	$—	$10,158,892

db X-trackers 2020 Fund
Investments in Securities
Common Stocks	$14,825,399	$—	$—	$14,825,399
Preferred Stocks	20,088	—	—	20,088
Corporate Bonds	—	3,942,597	—	3,942,597
United States Government & Agencies Obligations	—	9,031,737	—	9,031,737

Total Investments	$14,845,487	$12,974,334	$—	$27,819,821

db X-trackers 2030 Fund
Investments in Securities
Common Stocks	$25,677,768	$—	$—	$25,677,768
Preferred Stocks	34,697	—	—	34,697
Corporate Bonds	—	7,176,956	—	7,176,956
United States Government & Agencies Obligations	—	515,462	—	515,462

Total Investments	$25,712,465	$7,692,418	$—	$33,404,883

db X-trackers 2040 Fund
Investments in Securities
Common Stocks	$31,731,169	$—	$—	$31,731,169
Preferred Stocks	43,045	—	—	43,045
Corporate Bonds	—	1,038,410	—	1,038,410
United States Government & Agencies Obligations	—	1,160,710	—	1,160,710
Sovereign Bonds	—	91,040	—	91,040

Total Investments	$31,774,214	$2,290,160	$—	$34,064,374

db X-trackers In-Target Fund
Investments in Securities
Common Stocks	$4,021,195	$—	$—	$4,021,195
Preferred Stocks	5,478	—	—	5,478
Corporate Bonds	—	4,037,446	—	4,037,446
United States Government & Agencies Obligations	—	3,651,722	—	3,651,722
Sovereign Bond	—	8,524	—	8,524

Total Investments	$4,026,673	$7,697,692	$—	$11,724,365

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive and principal financial officers pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) db-X Exchange-Traded Funds Inc.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alex Depetris
Alex Depetris
President and Chief Executive Officer

Date April 25, 2014

By (Signature and Title)*	/s/ Michael Gilligan
Michael Gilligan
Treasurer, Chief Financial Officer and Controller

Date April 25, 2014

*	Print the name and title of each signing officer under his or her signature.